UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)                   (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code:    (888) 266-8787

Date of fiscal year end:      10/31

Date of reporting period:     07/31/11

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedules of Investments as of July 31, 2011 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.9%
Consumer Discretionary — 23.9%
AutoZone, Inc. (a)	15,000	4,281,750
Children’s Place Retail Stores, Inc. (The) (a)	65,000	3,140,800
Discovery Communications, Inc., Class A (a)	90,000	3,582,000
Home Depot, Inc.	100,000	3,493,000
NIKE, Inc., Class B	35,000	3,155,250
Starbucks Corp.	100,000	4,009,000
Time Warner, Inc.	100,000	3,516,000
Viacom, Inc., Class B	110,000	5,326,200
Walt Disney Co. (The)	133,600	5,159,632

		35,663,632

Consumer Staples — 11.2%
Diageo PLC - ADR (b)	60,200	4,890,648
Imperial Tobacco Group PLC - ADR (b)	43,100	2,982,089
Mead Johnson Nutrition Co.	80,000	5,709,600
Wal-Mart Stores, Inc.	60,000	3,162,600

		16,744,937

Energy — 9.8%
Chevron Corp.	35,000	3,640,700
Occidental Petroleum Corp.	62,300	6,116,614
Oil States International, Inc. (a)	60,000	4,842,000

		14,599,314

Financials — 10.8%
Annaly Capital Management, Inc. - REIT	215,000	3,607,700
MetLife, Inc.	55,000	2,266,550
PNC Financial Services Group, Inc.	55,000	2,985,950
Prudential Financial, Inc.	65,000	3,814,200
U.S. Bancorp	135,000	3,518,100

		16,192,500

Health Care — 3.1%
Cardinal Health, Inc.	55,000	2,406,800
McKesson Corp.	28,000	2,271,360

		4,678,160

Industrials — 9.1%
Dover Corp.	35,000	2,116,450
General Dynamics Corp.	65,000	4,429,100
General Electric Co.	205,000	3,671,550
United Parcel Service, Inc., Class B	50,000	3,461,000

		13,678,100

Information Technology — 11.0%
Dell, Inc. (a)	220,000	3,572,800
Harris Corp.	60,000	2,392,200
Linear Technology Corp.	40,000	1,172,000
Microsoft Corp.	170,500	4,671,700
Xerox Corp.	500,000	4,665,000

		16,473,700

Materials — 13.0%
Barrick Gold Corp. (b)	100,000	4,757,000

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.9% (continued)
Materials — 13.0% (continued)
Cliffs Natural Resources, Inc.	55,000	4,940,100
Dow Chemical Co. (The)	100,000	3,487,000
Freeport-McMoRan Copper & Gold, Inc.	62,000	3,283,520
Teck Resources, Ltd., Class B (b)	60,000	2,966,400

		19,434,020

Total Common Stocks (Cost $114,640,120)		137,464,363

Investment Companies — 0.5%
Financial Select Sector SPDR Fund	50,000	740,000

Total Investment Companies (Cost $769,255)		740,000

Equity Option — 1.0%
Put Option – 1.0%
SPDR S&P 500 ETF Trust, 8/20/2011, Exercise Price $130.00	5,000	1,540,000

Total Equity Options (Cost $1,495,000)		1,540,000

Short-Term Investment — 10.6%
Money Market Fund — 10.6%
Federated Government Obligations Fund, 0.01% (c)	15,854,495	15,854,495

Total Short-Term Investments (Cost $15,854,495)		15,854,495

Total Investments (Cost $132,758,870(d)) — 104.0%		$155,598,858

Liabilities in excess of other assets — (4.0)%		(6,062,956)

NET ASSETS — 100.0%		$149,535,902

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$137,464,363	$-	$-	$137,464,363
Investment Companies	740,000	-	-	740,000
Equity Option	1,540,000	-	-	1,540,000
Short-Term Investments	15,854,495	-	-	15,854,495
Total Investments	$155,598,858	$-	$-	$155,598,858

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.3%
Australia — 12.8%
Bendigo and Adelaide Bank, Ltd.	50,000	485,581
BHP Billiton, Ltd.	25,727	1,170,681
Coca-Cola Amatil, Ltd.	87,000	1,080,033
Commonwealth Bank of Australia	34,000	1,840,352
CSL, Ltd.	24,000	809,184
Orica, Ltd.	19,482	550,269
Rio Tinto, Ltd.	10,000	878,879

		6,814,979

Brazil — 1.1%
Cia de Bebidas das Americas	20,000	588,065

Canada — 2.0%
Osisko Mining Corp. (a)	72,081	1,069,012

China — 1.1%
Yangzijiang Shipbuilding Holdings, Ltd.	491,000	593,310

Denmark — 2.4%
Carlsberg A/S, Class B	7,000	688,545
Novo Nordisk A/S, Class B	5,000	612,361

		1,300,906

Finland — 1.1%
Kone OYJ, Class B	10,000	580,510

France — 7.4%
Danone	10,000	715,579
LVMH Moet Hennessy Louis Vuitton SA	4,000	735,408
Remy Cointreau SA	7,000	625,629
Unibail-Rodamco SE	6,300	1,406,759
Valeo SA	7,300	449,681

		3,933,056

Germany — 8.9%
BASF SE	15,400	1,398,954
Deutsche Telekom AG	48,000	747,651
Fresenius SE & Co. KGaA	10,000	1,071,213
Fuchs Petrolub AG	10,000	485,171
Siemens AG	8,000	1,027,445

		4,730,434

Hong Kong — 7.5%
Cheung Kong Holdings, Ltd.	60,000	916,888
CNOOC, Ltd.	600,000	1,341,075
HSBC Holdings PLC	100,000	982,197
Sun Hung Kai Properties, Ltd.	50,000	760,866

		4,001,026

Ireland — 0.7%
Paddy Power PLC	8,000	391,413

Italy — 3.7%
Davide Campari-Milano SpA	60,000	495,732
Enel SpA	151,721	876,395
Saipem SpA	12,000	627,296

		1,999,423

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.3% (continued)
Japan — 17.3%
Amada Co., Ltd.	80,000	622,459
East Japan Railway Co.	15,000	943,041
Hitachi, Ltd.	150,000	933,299
KDDI Corp.	118	876,742
Kobe Steel, Ltd.	202,000	446,061
Nippon Telegraph & Telephone Corp.	35,000	1,727,609
Sumitomo Corp.	40,000	565,305
Sumitomo Rubber Industries, Ltd.	93,900	1,216,059
Takeda Pharmaceutical Co., Ltd.	21,000	1,002,468
Toyo Suisan Kaisha, Ltd.	36,000	891,290

		9,224,333

Netherlands — 2.3%
Koninklijke DSM NV	12,600	717,230
Unilever NV	15,500	504,462

		1,221,692

Norway — 2.7%
DnB NOR ASA	50,000	729,900
Statoil ASA	30,000	741,601

		1,471,501

Switzerland — 3.8%
Cie Financiere Richemont SA	20,000	1,297,249
Synthes, Inc. (b)	4,000	721,174

		2,018,423

Taiwan — 0.6%
Far EasTone Telecommunications Co., Ltd.	200,000	330,495

United Kingdom — 22.9%
Amlin PLC	114,568	758,057
Anglo American PLC	14,000	666,426
AstraZeneca PLC	31,400	1,532,323
Aviva PLC	93,592	612,660
BG Group PLC	29,211	692,372
British American Tobacco PLC	29,000	1,342,610
Catlin Group, Ltd.	80,000	544,171
Lancashire Holdings, Ltd.	45,229	518,944
Royal Dutch Shell PLC, Class A	59,893	2,196,758
Sage Group PLC (The)	192,528	867,169
Smiths Group PLC	30,000	558,912
Vodafone Group PLC	492,345	1,390,029
Weir Group PLC (The)	15,000	522,472

		12,202,903

Total Common Stocks (Cost $49,637,950)		52,471,481

Short-Term Investments — 1.3%
Money Market Funds — 1.3%
Dreyfus Cash Management, 0.03% (c)	183,807	183,807
Dreyfus Cash Management Plus, 0.01% (c)	519,645	519,645

Total Short-Term Investments (Cost $703,452)		703,452

Total Investments (Cost $50,341,402(d)) — 99.6%		$53,174,933

Other assets in excess of liabilities — 0.4%		191,873

NET ASSETS — 100.0%		$53,366,806

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2011 (Unaudited)

(a) Non-income producing security.
(b) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $721,174, or 1.3% of net assets.

(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$52,471,481	$-	$-	$52,471,481
Short-Term Investments	703,452	-	-	703,452
Total Investments	$53,174,933	$-	$-	$53,174,933

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.0%
Consumer Discretionary — 12.0%
Denny's Corp. (a)	20,377	77,636
Dreams, Inc. (a)	12,850	33,796
Einstein Noah Restaurant Group, Inc.	4,947	77,569
Entravision Communications Corp., Class A (a)	34,482	66,550
Jamba, Inc. (a)	36,047	72,815
Perry Ellis International, Inc. (a)	2,454	57,350

		385,716

Consumer Staples — 3.2%
Rite Aid Corp. (a)	78,275	101,758

Energy — 8.7%
Carrizo Oil & Gas, Inc. (a)	1,720	66,048
Clean Energy Fuels Corp. (a)	3,895	62,359
Goodrich Petroleum Corp. (a)	3,105	61,572
Newpark Resources, Inc. (a)	9,495	88,209

		278,188

Financials — 12.7%
American Capital, Ltd. (a)	10,123	97,889
Boston Private Financial Holdings, Inc.	8,570	59,390
MBIA, Inc. (a)	7,978	73,398
MGIC Investment Corp. (a)	11,850	47,163
NetSpend Holdings, Inc. (a)	8,665	68,367
Radian Group, Inc.	19,562	62,011

		408,218

Health Care — 14.5%
Biovest International, Inc. (a)	37,578	18,037
Bruker Corp. (a)	5,000	86,100
Complete Genomics, Inc. (a)	2,690	33,329
Halozyme Therapeutics, Inc. (a)	6,371	44,215
Hansen Medical, Inc. (a)	12,240	56,059
ImmunoCellular Therapeutics, Ltd. (a)	18,375	38,220
Incyte Corp., Ltd. (a)	3,571	62,278
Micromet, Inc. (a)	5,272	29,840
Oncothyreon, Inc. (a)	1,890	15,139
Vascular Solutions, Inc. (a)	6,278	81,991

		465,208

Industrials — 15.1%
Actuant Corp., Class A	2,762	68,249
Ampco-Pittsburgh Corp.	2,220	57,831
Harbin Electric, Inc. (a)	3,170	52,083
Kennametal, Inc.	1,811	71,408
Polypore International, Inc. (a)	1,065	72,420
Regal-Beloit Corp.	930	56,386
United Rentals, Inc. (a)	2,493	57,364
Woodward, Inc.	1,420	48,990

		484,731

Information Technology — 27.8%
Actuate Corp. (a)	11,290	68,530
Anixter International, Inc.	1,152	71,908
Bankrate, Inc. (a)	2,990	54,687
Cavium, Inc. (a)	1,725	59,495

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Information Technology — 27.8% (continued)
Hackett Group, Inc. (The) (a)	9,285	40,575
KIT Digital, Inc. (a)	4,322	50,351
Liquidity Services, Inc. (a)	2,550	61,659
MKS Instruments, Inc.	2,582	64,421
Nanometrics, Inc. (a)	4,608	77,829
Novellus Systems, Inc. (a)	2,040	63,322
Pegasystems, Inc.	1,375	55,495
Power-One, Inc. (a)	8,179	58,971
Silicon Graphics International Corp. (a)	4,058	57,908
SunPower Corp., Class A (a)	2,660	52,216
Zix Corp. (a)	14,825	56,928

		894,295

Materials — 5.0%
Coeur d'Alene Mines Corp. (a)	1,855	50,623
Materion Corp. (a)	1,737	66,214
Stillwater Mining Co. (a)	2,942	45,013

		161,850

Total Common Stocks (Cost $3,286,937)		3,179,964

Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Federated Government Obligations Fund, 0.01% (b)	51,270	51,270

Total Short-Term Investments (Cost $51,270)		51,270

Total Investments (Cost $3,338,207(c)) — 100.6%		$3,231,234

Liabilities in excess of other assets — (0.6)%		(20,170)

NET ASSETS — 100.0%		$3,211,064

(a) Non-income producing security.
(b) Represents the 7 day yield at 7/31/11.
(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,179,964	$-	$-	$3,179,964
Short-Term Investments	51,270	-	-	51,270
Total Investments	$3,231,234	$-	$-	$3,231,234

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.7%
Consumer Discretionary — 13.1%
Abercrombie & Fitch Co., Class A	1,570	114,798
Comcast Corp., Class A	5,414	130,044
Darden Restaurants, Inc.	2,592	131,674
DIRECTV, Class A (a)	1,953	98,978
Kohl's Corp.	1,651	90,326
Nordstrom, Inc.	2,341	117,425

		683,245

Consumer Staples — 2.6%
CVS Caremark Corp.	3,752	136,385

Energy — 11.7%
Alpha Natural Resources, Inc. (a)	1,881	80,337
Baker Hughes, Inc.	1,210	93,630
Canadian Natural Resources, Ltd. (b)	2,845	114,625
Exxon Mobil Corp.	1,429	114,020
Occidental Petroleum Corp.	1,033	101,420
Peabody Energy Corp.	1,849	106,262

		610,294

Financials — 10.8%
Affiliated Managers Group, Inc. (a)	1,555	162,233
BlackRock, Inc.	518	92,442
Genworth Financial, Inc., Class A (a)	8,115	67,517
Hartford Financial Services Group, Inc.	3,533	82,743
JPMorgan Chase & Co.	2,114	85,511
MBIA, Inc. (a)	7,897	72,653

		563,099

Health Care — 11.7%
Bruker Corp. (a)	6,589	113,463
Celgene Corp. (a)	1,874	111,128
Dendreon Corp. (a)	2,259	83,357
Gilead Sciences, Inc. (a)	2,350	99,546
Incyte Corp., Ltd. (a)	6,573	114,633
St. Jude Medical, Inc.	1,889	87,838

		609,965

Industrials — 10.3%
Boeing Co. (The)	1,395	98,306
Cummins, Inc.	1,417	148,615
Eaton Corp.	2,057	98,633
General Electric Co.	4,939	88,458
Kennametal, Inc.	2,575	101,532

		535,544

Information Technology — 27.2%
Apple, Inc. (a)	566	221,012
Applied Materials, Inc.	5,650	69,608
ASML Holding NV (b)	3,244	115,649
Avnet, Inc. (a)	3,537	103,634
eBay, Inc. (a)	1,886	61,766
EMC Corp. (a)	4,693	122,393
Google, Inc., Class A (a)	195	117,720
Juniper Networks, Inc. (a)	3,500	81,865
Microsoft Corp.	3,950	108,230

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.7% (continued)

Information Technology — 27.2% (continued)
Oracle Corp.	4,242	129,720
QUALCOMM, Inc.	2,123	116,298
SanDisk Corp. (a)	1,458	62,009
Xilinx, Inc.	3,391	108,851

		1,418,755

Materials — 7.9%
Allegheny Technologies, Inc.	2,375	138,201
Cliffs Natural Resources, Inc.	1,704	153,053
Molycorp, Inc. (a)	1,842	117,207

		408,461

Telecommunication Services — 2.6%
NII Holdings, Inc. (a)	3,125	132,344

Utilities — 1.8%
AES Corp. (The) (a)	7,710	94,910

Total Common Stocks (Cost $5,137,604)		5,193,002

Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Federated Government Obligations Fund, 0.01% (c)	106,366	106,366

Total Short-Term Investments (Cost $106,366)		106,366

Total Investments (Cost $5,243,970(d)) — 101.7%		$5,299,368

Liabilities in excess of other assets — (1.7)%		(88,808)

NET ASSETS — 100.0%		$5,210,560

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,193,002	$-	$-	$5,193,002
Short-Term Investments	106,366	-	-	106,366
Total Investments	$5,299,368	$-	$-	$5,299,368

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2%
Andover Public Building Commission, Facilities, Revenue Bonds, 4.50%, 9/01/30, Callable 9/01/11	500,000	499,980
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	536,940
Butler County Unified School District No. 385 Andover, School District, GO, UT, AGM, 5.60%, 9/01/12	1,775,000	1,874,755
Butler County Unified School District No. 385 Andover, School District, GO, UT, NATL-RE, 5.00%, 9/01/18, Callable 9/01/15	2,000,000	2,179,680
Butler County Unified School District No. 394 Rose Hill, School District, GO, UT, AGM, 3.50%, 9/01/24, Callable 9/01/14	875,000	881,090
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, AGM,
5.00%, 9/01/23, Callable 9/01/15	500,000	535,720
4.05%, 9/01/27, Callable 9/01/17	630,000	641,542
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, FSA,
5.00%, 9/01/24, Callable 9/01/15	395,000	421,813
5.00%, 9/01/24, Pre-Refunded 9/01/15 @ 100	690,000	805,430
Chisholm Creek Utility Authority, Water, Revenue Bonds, NATL-RE,
5.25%, 9/01/14, Pre-Refunded 9/01/12 @ 100	710,000	748,184
5.25%, 9/01/15, Pre-Refunded 9/01/12 @ 100	400,000	421,512
City of Abilene, GO, UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	252,995
4.60%, 9/01/30, Callable 9/01/20	810,000	818,967
City of Bel Aire, GO, UT, 4.50%, 6/01/12, Callable 8/29/11	1,000,000	1,001,970
City of Burlington, Development, Revenue Bonds, XLCA, 5.25%, 12/01/23, Putable 4/01/13 @ 100 †	1,000,000	1,052,140
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,145,000	1,146,992
City of Coffeyville, GO, UT, 3.25%, 11/01/11, Callable 8/29/11	500,000	500,940
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	500,000	536,410
City of Dodge City, GO, UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	857,395
City of Fairway, GO, UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	253,665
4.00%, 9/01/28, Callable 9/01/17	470,000	475,302
4.00%, 9/01/29, Callable 9/01/17	390,000	391,872
City of Hiawatha, GO, UT, 4.60%, 10/01/26, Callable 10/01/14	300,000	304,923
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	556,195
City of Junction City, GO, UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	993,430
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	407,269
City of Lansing, GO, UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	426,825
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,054,260
5.25%, 7/01/21, Callable 7/01/16	610,000	645,624
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	250,024
City of Leawood, GO, UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	597,572
City of Lenexa, GO, UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	488,621
City of Lenexa, Nursing Homes, Revenue Bonds, 6.88%, 5/15/32, Pre-Refunded 5/15/12 @ 101	1,500,000	1,593,915
City of Lindsborg, GO, UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	604,704
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,048,240
City of Manhattan, GO, UT,
4.50%, 11/01/17	400,000	464,020
3.25%, 11/01/20, Callable 11/01/19	350,000	360,213
4.10%, 11/01/26, Callable 11/01/18	415,000	424,122
City of Newton, GO, UT, NATL-RE, 5.00%, 9/01/24, Callable 9/01/14	1,000,000	1,045,160
City of Olathe, General, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	436,135
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,366,022
5.25%, 9/01/25, Callable 9/01/19	500,000	512,210
5.00%, 9/01/29, Callable 9/01/17	800,000	795,264
5.00%, 9/01/30, Callable 9/01/19	750,000	743,595
4.13%, 3/01/37, Callable 3/01/12, Putable 3/01/13 @ 100 †	1,500,000	1,521,855
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,615,338
City of Overland Park, GO, UT,
3.00%, 9/01/17	735,000	793,477
5.00%, 9/01/19, Callable 9/01/13	630,000	668,928

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
City of Park City, GO, UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	515,355
City of Pittsburg, General, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	730,543
City of Roeland Park, General, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	476,420
City of Salina, GO, UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	917,763
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	480,355
5.00%, 10/01/23, Callable 4/01/16	570,000	587,146
City of Shawnee, GO, UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	393,983
City of Topeka, GO, UT, 4.00%, 8/15/30, Callable 8/15/15	2,000,000	1,925,040
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	901,566
City of Wichita, GO, UT,
5.00%, 10/01/12	2,325,000	2,453,247
2.38%, 4/01/19, Callable 4/01/17	250,000	251,250
4.00%, 6/01/23, Callable 6/01/17	405,000	427,004
4.00%, 6/01/24, Callable 6/01/16	150,000	156,473
4.00%, 6/01/24, Callable 6/01/17	180,000	188,894
4.00%, 6/01/24, Callable 6/01/20	100,000	102,204
4.00%, 6/01/25, Callable 6/01/17	820,000	852,521
4.00%, 6/01/26, Callable 6/01/20	475,000	481,242
4.00%, 6/01/27, Callable 6/01/20	780,000	787,488
4.00%, 12/01/29, Callable 12/01/20	250,000	253,405
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/13, Callable 11/15/11	295,000	300,897
5.25%, 11/15/15, Callable 11/15/11	335,000	341,378
5.00%, 11/15/17	200,000	224,692
5.50%, 11/15/17, Callable 11/15/11	500,000	509,040
6.25%, 11/15/19, Callable 11/15/11	750,000	766,537
4.75%, 11/15/24, Callable 11/15/19	810,000	822,142
5.25%, 11/15/24, Callable 11/15/19	2,000,000	2,098,400
City of Wichita, Water/Sewer, Revenue Bonds,
5.00%, 10/01/29, Callable 10/01/19	750,000	817,005
4.00%, 10/01/29, Callable 10/01/20	1,000,000	999,960
4.00%, 10/01/30, Callable 10/01/20	1,000,000	994,660
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	527,870
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	826,059
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE, FGIC,
4.70%, 10/01/12, Callable 8/29/11	930,000	932,669
5.00%, 10/01/12	1,000,000	1,052,750
5.00%, 10/01/13	800,000	872,200
5.25%, 10/01/15, Callable 10/01/13	350,000	382,351
5.00%, 10/01/16, Callable 10/01/14	500,000	552,680
5.25%, 10/01/17, Callable 10/01/13	2,300,000	2,476,042
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @ 100	1,975,000	2,276,622
Coffeyville Public Building Commission, Medical, Revenue Bonds, AMBAC, 5.00%, 8/01/22, Callable 8/01/12 (a)	250,000	250,190
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	245,658
Commonwealth of Puerto Rico, GO, UT, AGM, 5.50%, 7/01/29	125,000	130,520
County of Cherokee, COP, NATL-RE, FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,278,178
County of Douglas, GO, UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	440,134
4.25%, 9/01/30, Callable 9/01/19	320,000	324,144
County of Douglas, GO, UT, AMBAC, 5.00%, 8/01/18, Callable 8/01/13 (a)	1,935,000	2,037,052
County of Ford, GO, UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	261,610
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	770,887
County of Johnson, GO, UT,
4.50%, 9/01/13	1,230,000	1,329,962
4.75%, 9/01/27, Callable 9/01/18	500,000	534,020
County of Neosho, General, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	238,951
4.00%, 10/01/19	225,000	242,525

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
County of Scott, GO, UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	534,380
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	15,000	15,319
6.70%, 6/01/29	75,000	78,371
County of Sedgwick, GO, UT, 4.20%, 8/01/25, Callable 8/01/15	535,000	547,845
County of Sedgwick, Medical, Revenue Bonds
5.00%, 8/01/25, Callable 8/01/15	500,000	502,150
5.25%, 8/01/31, Callable 8/01/15	500,000	501,425
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,732,676
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,938,256
County of Shawnee, GO, UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	758,660
Cowley County Unified School District No. 465 Winfield, School District, GO, UT, NATL-RE, 5.25%, 10/01/15, Callable 10/01/13	1,310,000	1,420,774
Crawford County Public Building Commission, GO, Revenue Bonds,, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,493,269
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	244,838
Douglas County Unified School District No. 348 Baldwin City, School District, GO, UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,454,006
Douglas County Unified School District No. 491 Eudora, School District, GO, UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	475,497
Franklin County Unified School District No. 289 Wellsville, School District, GO, UT, AGM, 5.35%, 9/01/11	65,000	65,107
Geary County Unified School District No. 475, School District, GO, UT, NATL-RE,
5.25%, 9/01/18, Callable 9/01/15	795,000	856,501
5.25%, 9/01/20, Pre-Refunded 9/01/15 @ 100	2,025,000	2,384,012
5.25%, 9/01/22, Pre-Refunded 9/01/15 @ 100	1,650,000	1,942,528
Harvey County Unified School District No. 373 Newton, School District, GO, UT, FSA, 4.80%, 9/01/18, Callable 8/29/11	635,000	636,905
Harvey County Unified School District No. 373 Newton, School District, GO, UT, NATL-RE, 5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,850,807
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,757,426
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO, UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,614,225
Johnson County Community College District, Higher Education, Revenue Bonds, AMBAC, 5.00%, 11/15/24, Callable 11/15/12 (a)	1,000,000	1,061,490
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	903,173
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	654,463
4.13%, 9/01/27, Callable 9/01/19	720,000	724,111
Johnson County Park & Recreation Foundation, Facilities, Revenue Bonds, 5.38%, 9/01/16, Callable 9/01/11	1,000,000	1,004,020
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	225,000	243,727
4.00%, 9/01/22, Callable 9/01/19	415,000	444,565
4.50%, 9/01/22, Callable 9/01/18	100,000	109,499
4.38%, 9/01/23, Callable 9/01/18	150,000	161,475
4.00%, 9/01/24, Callable 9/01/20	500,000	524,050
4.75%, 9/01/24, Callable 9/01/18	790,000	860,721
4.88%, 9/01/25, Callable 9/01/18	200,000	217,364
Johnson County Unified School District No. 229 Blue Valley, School District, GO, UT, 3.00%, 10/01/21, Callable 10/01/19	1,000,000	1,023,300
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,129,610
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, NATL-RE, FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,134,302
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,467,570
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,092,960

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, 5.00%, 3/01/15	600,000	672,210
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, FGIC, 4.35%, 9/01/14, Callable 9/01/13	600,000	633,708
Johnson County Unified School District No. 233 Olathe, School District, GO, UT, NATL-RE, FGIC, 5.50%, 9/01/14	325,000	370,490
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO, UT, 4.25%, 10/01/23, Callable 10/01/14	1,000,000	1,037,700
Johnson County Water District No. 1, Water, Revenue Bonds,
5.00%, 6/01/12, Callable 12/01/11	1,000,000	1,015,550
5.00%, 12/01/13, Callable 12/01/11	750,000	760,057
3.00%, 1/01/16	1,225,000	1,318,357
3.00%, 1/01/17	650,000	695,935
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,500,696
4.50%, 7/01/22, Callable 1/01/20	500,000	562,895
3.50%, 1/01/27, Callable 1/01/20	475,000	475,333
3.25%, 12/01/30, Callable 12/01/17	2,250,000	1,999,102
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	765,056
4.00%, 6/01/19	350,000	378,049
4.00%, 10/01/20	250,000	260,833
4.00%, 11/01/27, Callable 11/01/19	765,000	778,961
4.00%, 11/01/28, Callable 11/01/19	550,000	557,310
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,183,150
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,178,120
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,600,400
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,233,161
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 10/01/12 (a)	500,000	522,965
5.50%, 3/01/16, Callable 8/29/11 (a)	250,000	250,820
5.25%, 10/01/17, Callable 10/01/12 (a)	135,000	140,181
5.25%, 10/01/17, Pre-Refunded 10/01/12 @ 100 (a)	1,115,000	1,180,941
5.25%, 10/01/18, Pre-Refunded 10/01/12 @ 100 (a)	1,610,000	1,705,215
5.25%, 10/01/22, Pre-Refunded 10/01/12 @ 100 (a)	1,960,000	2,075,914
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,
5.00%, 4/01/13, Escrowed to Maturity	150,000	161,543
5.00%, 4/01/18, Pre-Refunded 4/01/14 @ 101	130,000	146,505
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	110,583
5.25%, 11/01/28, Callable 11/01/18	255,000	276,527
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 8/01/11	255,000	255,000
5.00%, 5/01/13	500,000	537,480
5.50%, 8/01/15, Pre-Refunded 8/01/11 @100	1,500,000	1,500,000
5.00%, 5/01/16, Callable 5/01/15	205,000	226,060
5.25%, 5/01/16, Callable 8/29/11	1,275,000	1,278,952
5.25%, 11/01/21, Callable 11/01/17	250,000	279,238
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,295,844
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE, FGIC,
5.00%, 4/01/15	250,000	277,575
5.00%, 4/01/17, Callable 4/01/14	595,000	647,634
5.00%, 4/01/18, Callable 4/01/14	370,000	399,615
5.00%, 4/01/20, Callable 4/01/14	515,000	548,624
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	1,026,311
4.00%, 3/01/16	700,000	776,811
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,080,040
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,310,051
4.00%, 4/01/24, Callable 4/01/20	230,000	232,003
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,560,115
5.00%, 4/01/29, Callable 4/01/20	650,000	680,179
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
5.00%, 8/01/11, Escrowed to Maturity (a)	120,000	120,016
5.00%, 8/01/11 (a)	380,000	380,000
5.25%, 8/01/19, Callable 8/01/13 (a)	410,000	431,722
5.00%, 10/01/20, Callable 4/01/13 (a)	200,000	210,872
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,206,538
5.00%, 10/01/21, Callable 4/01/13 (a)	2,750,000	2,891,157
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	201,340
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,092,420
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,462,292
5.00%, 11/15/22, Callable 11/15/17	250,000	267,048
5.00%, 11/15/22, Callable 11/15/15	500,000	514,515
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,129,640
5.25%, 11/15/23, Putable 11/15/11 @ 100 †	1,000,000	1,007,370
5.00%, 11/15/24, Callable 11/15/17	1,000,000	1,059,580
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,596,360
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,485,165
5.50%, 11/15/29, Callable 11/15/19	1,150,000	1,218,908
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE,
5.75%, 11/15/12, Callable 11/15/11	1,000,000	1,013,990
5.38%, 11/15/24, Callable 11/15/11	545,000	545,839
5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,895,006
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,045,660
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	393,334
5.00%, 10/01/16	1,585,000	1,867,257
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,456,322
4.63%, 10/01/26, Callable 10/01/18	300,000	324,558
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE, FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,062,052
5.00%, 11/01/21, Callable 11/01/16	500,000	553,545
5.00%, 11/01/22, Callable 11/01/16	200,000	219,268
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,364,087
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,075,710
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/13, Pre-Refunded 11/01/12 @ 100	900,000	959,841
5.50%, 11/01/15	200,000	236,848
5.00%, 11/01/19, Pre-Refunded 11/01/11 @ 100	2,000,000	2,023,940
5.50%, 11/01/19, Pre-Refunded 11/01/12 @ 100	960,000	1,023,830
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,508,100
5.00%, 4/01/23, Pre-Refunded 4/01/14 @ 100	1,860,000	2,080,447
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,770,911
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,040,620
4.00%, 3/01/27, Callable 3/01/19	775,000	769,652
6.00%, 4/01/27, Pre-Refunded 4/01/13 @ 100	2,000,000	2,177,740
5.00%, 11/01/28, Callable 11/01/13	100,000	103,074
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.00%, 9/01/11	415,000	415,774
5.50%, 9/01/14, Escrowed to Maturity	1,000,000	1,148,870
5.00%, 3/01/20, Callable 3/01/14	1,220,000	1,333,399
4.30%, 9/01/21, Callable 9/01/18	575,000	625,013
5.00%, 9/01/22, Callable 9/01/18	4,615,000	5,262,669
5.00%, 9/01/23, Callable 9/01/18	1,780,000	2,011,507
5.00%, 9/01/24, Callable 9/01/18	1,335,000	1,504,091
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,023,710
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Callable 9/01/14	500,000	535,880
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	387,248
Leavenworth County Unified School District No. 453, School District, GO, UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	562,590

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
4.75%, 3/01/25, Callable 9/01/19	535,000	568,523
Leavenworth County Unified School District No. 458, School District, GO, UT,
5.25%, 9/01/28, Callable 9/01/19	1,250,000	1,348,850
5.00%, 9/01/29, Callable 9/01/19	395,000	409,864
5.00%, 9/01/30, Callable 9/01/19	215,000	221,912
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	411,970
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @ 100	1,380,000	1,613,882
Leavenworth County Unified School District No. 469, School District, GO, UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15 @ 100	2,400,000	2,801,496
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	507,280
Lyon County Unified School District No. 253 Emporia, School District, GO, UT, NATL-RE, FGIC, 5.00%, 9/01/12	250,000	261,605
Maize Public Building Commission, GO, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,020,120
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	530,000	522,283
Miami County Unified School District No. 367 Osawatomie, School District, GO, UT, AGM, 5.00%, 9/01/25, Callable 9/01/15	1,310,000	1,389,150
Miami County Unified School District No. 416 Louisburg, School District, GO, UT, NATL-RE,
4.00%, 9/01/15	900,000	974,916
5.00%, 9/01/20, Callable 9/01/16	1,235,000	1,326,415
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	448,632
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	982,460
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,071,410
Reno County Unified School District No. 308 Hutchinson, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,143,110
5.00%, 9/01/25, Callable 9/01/17	200,000	212,464
Rice County Unified School District No. 376 Sterling, School District, GO, UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	537,405
Rice County Unified School District No. 444, School District, GO, UT, 5.08%, 9/01/14, Callable 8/29/11	620,000	621,786
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO, UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,115,900
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,469,758
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO, UT, NATL-RE, 5.00%, 11/01/14, Callable 11/01/11	1,000,000	1,010,920
Saline County Unified School District No. 305 Salina, School District, GO, UT, FSA,
5.50%, 9/01/17, Callable 9/01/11	780,000	782,785
5.50%, 9/01/17, Callable 9/01/11	220,000	220,543
Scott County Unified School District No. 466 Scott City, School District, GO, UT, FGIC, 5.25%, 9/01/17, Pre-Refunded 9/01/12 @ 100	400,000	421,288
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Callable 8/01/14	500,000	539,520
5.00%, 8/01/23, Callable 8/01/18	390,000	439,670
5.00%, 8/01/24, Callable 8/01/18	100,000	111,798
4.13%, 8/01/26, Callable 8/01/16	500,000	515,360
5.25%, 8/01/26, Callable 8/01/18	130,000	146,323
5.25%, 8/01/28, Callable 8/01/18	800,000	890,384
Sedgwick County Unified School District No. 259 Wichita, School District, GO, UT,
5.00%, 9/01/19	500,000	592,515
5.00%, 10/01/20, Callable 10/01/18	150,000	172,112
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,134,190
Sedgwick County Unified School District No. 261 Haysville, School District, GO, UT, AGM,
4.00%, 11/01/13	500,000	535,170
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,128,250
5.00%, 11/01/20, Callable 11/01/17	250,000	277,968

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.2% (continued)
5.00%, 11/01/23, Callable 11/01/17	200,000	216,454
Sedgwick County Unified School District No. 262 Valley Center, School District, GO, UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	808,668
Sedgwick County Unified School District No. 265 Goddard, School District, GO, UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	106,151
4.50%, 10/01/24, Callable 10/01/18	250,000	263,113
Sedgwick County Unified School District No. 266 Maize, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	150,000	173,903
5.00%, 9/01/17	100,000	116,464
5.00%, 9/01/19, Callable 9/01/17	500,000	561,370
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO, UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	813,269
3.95%, 9/01/28, Callable 9/01/20	825,000	839,487
Shawne County Unified School District No. 501 Topeka, School District, GO, UT, AGM, 5.00%, 8/01/13	1,000,000	1,088,770
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO, UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	601,524
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,226,914
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,597,353
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,141,166
University of Kansas Hospital Authority, Medical, Revenue Bonds, GO,
5.50%, 9/01/11, Escrowed to Maturity	300,000	300,161
5.25%, 9/01/13, Pre-Refunded 9/01/12 @ 100	450,000	473,445
6.00%, 9/01/16, Pre-Refunded 9/01/12 @ 100	1,120,000	1,187,379
5.63%, 9/01/27, Pre-Refunded 9/01/12 @ 100	275,000	290,436
5.63%, 9/01/32, Pre-Refunded 9/01/12 @ 100	1,100,000	1,161,743
Wyandotte County Unified School District No. 202 Turner, School District, GO, UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,082,910
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO, UT, NATL-RE, FGIC, 5.00%, 9/01/24, Callable 9/01/15	1,000,000	1,043,370
Wyandotte County Unified School District No. 500 Kansas City, School District, GO, UT, AGM,
5.25%, 9/01/12, Pre-Refunded 9/01/11 @ 100	1,805,000	1,805,912
5.25%, 9/01/15, Callable 9/01/13	1,000,000	1,103,680
5.50%, 9/01/16, Pre-Refunded 9/01/12 @ 100	300,000	317,109
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	881,488
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 8/29/11	1,975,000	1,981,596
Wyandotte County-Kansas City Unified Government, GO, UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,074,920
4.00%, 8/01/30, Callable 8/01/20	500,000	489,565
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/34, Putable 8/01/14 @ 100, Callable 9/01/11 †	2,360,000	2,429,620
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	190,000	177,369
5.00%, 12/01/21, Callable 6/01/16	985,000	985,768
4.88%, 10/01/28, Callable 10/01/16	475,000	350,887
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	513,375
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,368,302
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Callable 9/01/14	470,000	497,429
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, NATL-RE, 4.50%, 9/01/28, Callable 8/29/11	1,540,000	1,539,969

Total Municipal Bonds (Cost $268,363,700)		276,433,446

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2011 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 2.1%
Money Market Funds — 2.1%
Federated Tax-Free Obligations Fund, 0.01% (b)	2,871,132	2,871,132
Marshall Tax-Free Money Market Fund, 0.17% (b)	3,000,000	3,000,000

Total Short-Term Investments (Cost $5,871,132)		5,871,132

Total Investments (Cost $274,234,832(c)) — 99.3%		$282,304,578

Other assets in excess of liabilities — 0.7%		2,020,946

NET ASSETS — 100.0%		$284,325,524

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/11.
(a) This bond is covered by insurance issued by Ambac Assured Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b) Represents the 7 day yield at 7/31/11.
(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$276,433,446	$-	$276,433,446
Short-Term Investments	5,871,132	-	-	5,871,132
Total Investments	$5,871,132	$276,433,446	$-	$282,304,578

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 7.2%
American Express Credit Account Master Trust, Series 2005-4, Class A, 0.26%, 1/15/15, Demand Date 8/15/11 † (a)	1,000,000	999,840
BA Credit Card Trust, Series 2010-A1, Class A1, 0.49%, 9/15/15, Demand Date 8/15/11 † (a)	1,500,000	1,504,328
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.32%, 8/15/14, Demand Date 8/15/11 † (a)	1,000,000	1,000,093
Chase Issuance Trust, Series 2005-A11, Class A, 0.26%, 12/15/14, Demand Date 8/15/11 † (a)	1,410,000	1,409,698
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.43%, 8/25/31, Demand Date 8/25/11 † (a)	13,518	12,270
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.75%, 3/25/27, Demand Date 8/25/11 † (a) (b)	18,535	17,335
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3, 2.79%, 1/15/13	375,212	377,632
Series 2009-3, Class A3, 2.31%, 5/15/13	623,836	628,435
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.90%, 2/25/33, Callable 4/25/29 †	22,572	21,318
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.48%, 8/25/33, Demand Date 8/25/11 † (a)	21,487	16,584
SLM Student Loan Trust, Series 2010-1, Class A, 0.59%, 3/25/25, Demand Date 8/25/11 † (a)	1,611,214	1,606,890

Total Asset-Backed Securities (Cost $7,595,724)		7,594,423

Collateralized Mortgage Obligations — 13.0%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.84%, 7/20/32, Callable 8/20/11 †	1,245	1,176
Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1, 2.56%, 9/25/34, Callable 6/25/15 †	928,459	772,156
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A3, 0.55%, 2/25/35, Demand Date 8/25/11 † (a)	81,191	46,570
Series 2005-11, Class 4A1, 0.46%, 4/25/35, Demand Date 8/25/11 † (a)	197,275	125,531
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.62%, 1/25/23, Demand Date 8/25/11 † (a)	1,405,732	1,441,140
Series 2002-62, Class FP, 1.39%, 11/25/32, Demand Date 8/25/11 † (a)	2,022,798	2,073,520
Series 2003-1, Class PG, 5.50%, 9/25/31	772,386	800,361
Freddie Mac REMICS,
Series 1689, Class F, 0.84%, 3/15/24, Demand Date 8/15/11 † (a)	940,748	943,650
Series 1689, Class FG, 0.84%, 3/15/24, Demand Date 8/15/11 † (a)	373,372	374,524
Series 2412, Class OF, 1.14%, 12/15/31, Demand Date 8/15/11 † (a)	2,187,889	2,216,125
Series 2649, Class FU, 0.74%, 7/15/33, Demand Date 8/15/11 † (a)	924,592	928,241
Series 2693, Class PD, 4.50%, 4/15/17	767,526	787,074
Series 3371, Class FA, 0.79%, 9/15/37, Demand Date 8/15/11 † (a)	2,115,831	2,126,696
Freddie Mac Structured Pass-Through Securities,
Series T-54, Class 4A, 3.77%, 2/25/43, Callable 11/25/19 †	78,848	80,989
Series T-57, Class 1A2, 7.00%, 7/25/43, Callable 11/25/28	400,137	460,463
Series T-63, Class 1A1, 1.48%, 2/25/45, Demand Date 8/01/11 † (a)	170,653	171,150
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.88%, 4/25/32, Callable 8/25/11 †	1,303,738	288,661

Total Collateralized Mortgage Obligations (Cost $14,810,485)		13,638,027

Corporate Bonds — 16.6%
Consumer Discretionary — 1.0%
Coca-Cola Refreshments USA, Inc., 3.75%, 3/01/12	1,000,000	1,019,127

Energy — 1.0%
Chevron Corp., 3.45%, 3/03/12	1,000,000	1,016,048

Financials — 9.0%
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,030,902
Credit Suisse USA, Inc., 6.13%, 11/15/11	650,000	659,834
General Electric Capital Corp., 0.88%, 4/07/14, Demand Date 10/07/11 † (a)	1,100,000	1,094,279
Goldman Sachs Group, Inc. (The), 1.27%, 2/07/14, Demand Date 8/08/11 † (a)	820,000	812,555
HSBC Holdings PLC, 5.25%, 12/12/12 (c)	1,000,000	1,051,340
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	739,738
JPMorgan Chase & Co., 1.00%, 5/02/14, Demand Date 9/15/11 † (a)	1,000,000	997,298
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (d)	1,000,000	1,063,341
Morgan Stanley, 0.55%, 1/09/14, Demand Date 10/11/11 † (a)	1,000,000	968,379

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 16.6% (continued)
Financials — 9.0% (continued)
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,053,512

		9,471,178

Health Care — 2.5%
Abbott Laboratories, 5.15%, 11/30/12	300,000	318,897
Merck & Co., Inc., 5.30%, 12/01/13	1,000,000	1,105,304
Novartis Capital Corp., 1.90%, 4/24/13	500,000	512,364
Wyeth, 5.50%, 3/15/13	600,000	646,121

		2,582,686

Industrials — 1.0%
CSX Corp., 6.30%, 3/15/12	1,000,000	1,034,870

Telecommunication Services — 1.0%
Verizon Communications, Inc., 5.25%, 4/15/13	1,000,000	1,073,580

Utilities — 1.1%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,171,090

Total Corporate Bonds (Cost $17,213,371)		17,368,579

Taxable Municipal Bonds — 0.6%
Missouri — 0.3%
Missouri Higher Education Loan Authority, 4.34%, 7/01/32, Demand Date 8/03/11 † (a) (e) (f)	400,000	340,000

Pennsylvania — 0.3%
Pennsylvania Higher Education Assistance Agency, 0.74%, 9/01/43, Demand Date 8/17/11 † (a) (e) (f)	400,000	340,000

Total Taxable Municipal Bonds (Cost $800,000)		680,000

U.S. Government Agency Pass-Through Securities — 4.3%
Federal Home Loan Mortgage Corporation — 0.0% (g)
2.53%, Pool #846367, 4/01/29, Demand Date 1/01/12 † (a)	8,817	9,292

Federal National Mortgage Association — 1.4%
4.87%, Pool #365421, 11/01/21, Demand Date 1/01/12 † (a)	32,006	32,090
2.05%, Pool #784365, 5/01/34, Demand Date 10/01/11† (a)	65,646	68,782
2.03%, Pool #789463, 6/01/34, Demand Date 11/01/11 † (a)	199,015	208,656
2.88%, Pool #725897, 9/01/34, Demand Date 9/01/11 † (a)	424,950	427,479
1.98%, Pool #810896, 1/01/35, Demand Date 11/01/11 † (a)	289,646	304,762
1.94%, Pool #834933, 7/01/35, Demand Date 1/01/12 † (a)	355,394	373,341
1.66%, Pool #557072, 6/01/40, Demand Date 8/01/11 † (a)	9,877	10,066

		1,425,176

Government National Mortgage Association — 2.9%
6.50%, Pool #781931, 5/15/35	1,797,979	2,035,999
6.00%, Pool #677226, 8/15/38	907,148	1,019,579

		3,055,578

Small Business Administration — 0.0% (g)
4.48%, Pool #502966, 5/25/15, Demand Date 10/01/11 † (a)	8,218	8,382

Total U.S. Government Agency Pass-Through Securities (Cost $4,435,727)		4,498,428

U.S. Government Agency Securities — 19.9%
Federal Home Loan Bank — 3.9%
1.88%, 6/21/13	4,000,000	4,109,644

Federal Home Loan Mortgage Corporation — 9.3%
2.13%, 9/21/12	3,000,000	3,060,675
4.63%, 10/25/12	2,500,000	2,632,373

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities — 19.9% (continued)
Federal Home Loan Mortgage Corporation — 9.3% (continued)
0.85%, 2/08/13, Callable 2/08/12	4,000,000	4,008,180

		9,701,228

Federal National Mortgage Association — 6.7%
0.63%, 9/24/12	7,000,000	7,026,474

Total U.S. Government Agency Securities (Cost $20,589,510)		20,837,346

U.S. Treasury Obligations — 37.9%
U.S. Treasury Notes — 37.9%
0.50%, 5/31/13	14,300,000	14,341,341
0.50%, 11/15/13	15,000,000	15,039,840
1.00%, 5/15/14	9,200,000	9,328,671
0.75%, 6/15/14	1,000,000	1,006,485

Total U.S. Treasury Obligations (Cost $39,538,129)		39,716,337

	Shares
Short-Term Investments — 1.0%
Money Market Fund — 1.0%
Dreyfus Cash Management, 0.03% (h)	995,695	995,695

Total Short-Term Investments (Cost $995,695)		995,695

Total Investments (Cost $105,978,641(i)) — 100.5%		$105,328,835

Liabilities in excess of other assets — (0.5)%		(546,309)

NET ASSETS — 100.0%		$104,782,526

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/11.
(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b) Issue is in default or bankruptcy.
(c) Foreign security incorporated outside the United States.
(d) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $1,063,341, or 1.0% of net assets.

(e) Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of the securities fair value is $680,000, which represents 0.6% of net assets.
(f) Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(g) Amount rounds to less than 0.05%.
(h) Represents the 7 day yield at 7/31/11.
(i) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2011 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.0%(g)
Futures Contracts Purchased — 0.1%
88	September 2011 2-Year U.S. Treasury Note	19,353,125	79,884

Futures Contracts Sold — (0.1)%
(19)	September 2011 5-Year U.S. Treasury Note	(2,307,461)	(55,564)

			24,320

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$7,594,423	$-	$7,594,423
Collateralized Mortgage Obligations	-	13,638,027	-	13,638,027
Corporate Bonds	-	17,368,579	-	17,368,579
Taxable Municipal Bonds	-	-	680,000	680,000
U.S. Government Agencies	-	25,335,774	-	25,335,774
U.S. Treasury Obligations	-	39,716,337	-	39,716,337
Short-Term Investments	995,695	-	-	995,695
Total Investments	$995,695	$103,653,140	$680,000	$105,328,835

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$24,320	$-	$-	$24,320

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2010	$1,745,000
Purchases and sales (net)	(1,200,000)
Realized gains (losses)	—
Change in appreciation (depreciation)	135,000
Balance as of July 31, 2011	$680,000

The net change in unrealized appreciation from Level 3 investments held at July 31, 2011 is $135,000.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 3.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.66%, 6/25/34, Callable 1/25/15 †	62,924	60,063
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44, Callable 10/25/26	316,522	353,883
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.72%, 4/25/24, Demand Date 8/25/11 † (a)	79,610	81,953
Series 2002-16, Class XU, 5.50%, 4/25/17	798,324	857,646
Series 2002-44, Class FJ, 1.19%, 4/25/32, Demand Date 8/25/11 † (a)	95,696	97,453
Series 2002-49, Class KG, 5.50%, 8/25/17	186,620	202,025
Series 2002-60, Class FV, 1.19%, 4/25/32, Demand Date 8/25/11 † (a)	85,354	86,676
Series 2002-66, Class FG, 1.19%, 9/25/32, Demand Date 8/25/11 † (a)	91,771	93,451
Series 2002-69, Class FA, 1.19%, 10/25/32, Demand Date 8/25/11 † (a)	87,942	89,549
Series 2003-106, Class FA, 1.09%, 11/25/33, Demand Date 8/25/11 † (a)	55,645	56,636
Series 2007-88, Class FW, 0.74%, 9/25/37, Demand Date 8/25/11 † (a)	73,624	73,984
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 10/25/19	105,064	122,954
Freddie Mac REMICS,
Series 1382, Class KA, 1.34%, 10/15/22, Demand Date 8/15/11 † (a)	78,382	78,404
Series 2691, Class FE, 0.79%, 12/15/28, Demand Date 8/15/11 † (a)	28,526	28,527
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.64%, 3/25/18, Demand Date 8/25/11 † (a)	74,968	72,393
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.25%, 3/25/33, Callable 8/25/11 †	84,084	78,798

Total Collateralized Mortgage Obligations (Cost $2,308,595)		2,434,395

Commercial Mortgage-Backed Securities — 2.1%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	351,731
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	200,000	221,488
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	182,448
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	725,000	789,060

Total Commercial Mortgage-Backed Securities (Cost $1,476,790)		1,544,727

Corporate Bonds — 41.3%
Consumer Discretionary — 3.2%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	450,000	490,441
Hanesbrands, Inc., 8.00%, 12/15/16, Callable 12/15/13	350,000	386,313
Levi Strauss & Co., 7.63%, 5/15/20, Callable 5/15/15	450,000	455,063
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (b)	425,000	459,531
Yum! Brands, Inc., 6.25%, 3/15/18	450,000	527,114

		2,318,462

Consumer Staples — 2.6%
Bunge, Ltd. Finance Corp., 4.10%, 3/15/16	400,000	425,163
Constellation Brands, Inc., 7.25%, 5/15/17	450,000	495,000
Covidien International Finance SA, 6.00%, 10/15/17 (b)	365,000	437,633
CVS Caremark Corp., 6.13%, 8/15/16	200,000	236,131
Smithfield Foods, Inc., 10.00%, 7/15/14	250,000	293,437

		1,887,364

Energy — 2.5%
BP Capital Markets PLC, 3.13%, 10/01/15 (b)	540,000	566,050
Chesapeake Energy Corp., 9.50%, 2/15/15	350,000	413,000
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	500,000	520,978
Teekay Corp., 8.50%, 1/15/20 (b)	325,000	341,250

		1,841,278

Financials — 21.2%
Ally Financial, Inc., 6.25%, 12/01/17	500,000	511,327
American Express Credit Corp., 7.30%, 8/20/13	825,000	916,822
Bank of America Corp., 5.65%, 5/01/18	975,000	1,033,246

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 41.3% (continued)
Financials — 21.2% (continued)
Bear Stearns Cos. LLC (The),
5.30%, 10/30/15	475,000	524,704
7.25%, 2/01/18	625,000	752,932
Berkshire Hathaway, Inc., 3.20%, 2/11/15	650,000	688,621
Boston Properties LP, 5.63%, 11/15/20	650,000	720,240
CIT Group, Inc., 7.00%, 5/01/15, Callable 8/29/11	350,000	351,750
Citigroup, Inc.,
6.01%, 1/15/15	250,000	278,278
4.75%, 5/19/15	500,000	536,843
First Horizon National Corp., 5.38%, 12/15/15	660,000	712,649
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	425,000	466,438
General Electric Capital Corp., 6.75%, 3/15/32	650,000	742,241
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	600,000	667,911
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	695,455
KeyBank NA, 4.95%, 9/15/15	650,000	698,133
Lazard Group LLC, 6.85%, 6/15/17	475,000	533,705
Morgan Stanley, 5.30%, 3/01/13	600,000	632,716
Northern Trust Corp., 4.63%, 5/01/14	500,000	547,155
PNC Funding Corp., 5.40%, 6/10/14	200,000	221,432
Prudential Financial, Inc., 3.00%, 5/12/16	420,000	424,226
SLM Corp., 5.38%, 1/15/13	250,000	258,424
U.S. Bancorp, 2.13%, 2/15/13	270,000	276,233
U.S. Bank NA, 3.78%, 4/29/20, Demand Date 4/29/15 † (a)	700,000	734,343
Wells Fargo & Co., 3.75%, 10/01/14	1,000,000	1,061,069
Willis North America, Inc., 6.20%, 3/28/17	420,000	466,465

		15,453,358

Industrials — 1.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/01/20, Callable 6/01/20	300,000	298,866
International Lease Finance Corp., 5.63%, 9/20/13	360,000	368,550
Masco Corp., 7.13%, 3/15/20	350,000	361,014

		1,028,430

Information Technology — 0.8%
Amphenol Corp., 4.75%, 11/15/14	215,000	235,741
Xerox Corp., 4.50%, 5/15/21	335,000	345,748

		581,489

Materials — 3.8%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	350,000	365,598
Dow Chemical Co. (The), 7.60%, 5/15/14	600,000	699,835
FMG Resources August 2006 Pty, Ltd., 7.00%, 11/01/15, Callable 11/01/12 (b) (c)	325,000	338,406
Teck Resources, Ltd., 3.85%, 8/15/17 (b)	400,000	421,276
United States Steel Corp., 7.00%, 2/01/18	475,000	479,750
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	400,000	459,971

		2,764,836

Telecommunication Services — 4.7%
America Movil SAB de CV, 5.63%, 11/15/17 (b)	450,000	520,306
CSC Holdings LLC, 8.63%, 2/15/19	375,000	431,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	375,000	395,060
Frontier Communications Corp., 7.88%, 4/15/15	400,000	437,000
Time Warner Cable, Inc.,
8.25%, 2/14/14	300,000	349,321
6.75%, 7/01/18	250,000	298,165
Virgin Media Secured Finance PLC, 6.50%, 1/15/18, Callable 1/15/14 (b)	500,000	552,500

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 41.3% (continued)
Telecommunication Services — 4.7% (continued)
Windstream Corp., 7.75%, 10/15/20, Callable 10/15/15	375,000	397,500

		3,381,102

Utilities — 1.1%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (c)	400,000	412,000
PacifiCorp, 5.45%, 9/15/13	345,000	376,849

		788,849

Total Corporate Bonds (Cost $29,169,255)		30,045,168

Mortgage Derivatives - IO STRIPS — 0.3%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	473,072	100,900
Series 386, Class 2, 5.00%, 11/25/37 †	393,043	84,235

Total Mortgage Derivatives - IO STRIPS (Cost $140,185)		185,135

U.S. Government Agency Pass-Through Securities — 34.0%
Federal Home Loan Mortgage Corporation — 13.9%
4.50%, Pool #B10834, 11/01/18	292,801	313,800
6.00%, Pool #J01657, 4/01/21	92,326	101,261
5.00%, Pool #G13255, 7/01/23	1,693,243	1,817,515
4.50%, Pool #E02698, 6/01/25	1,415,695	1,504,840
2.53%, Pool #846367, 4/01/29, Demand Date 1/01/12 † (a)	8,695	9,164
6.50%, Pool #C00742, 4/01/29	396,692	454,270
7.50%, Pool #G01548, 7/01/32	76,357	90,894
6.00%, Pool #G04457, 5/01/38	311,650	348,450
5.00%, Pool #A89640, 11/01/39	1,318,858	1,408,514
5.50%, Pool #G05903, 3/01/40	918,664	1,002,451
5.00%, Pool #A93360, 8/01/40	235,785	251,887
4.50%, Pool #C03517, 9/01/40	2,718,734	2,841,018

		10,144,064

Federal National Mortgage Association — 16.7%
4.61%, Pool #387461, 7/01/12	1,250,000	1,269,983
4.73%, Pool #385682, 12/01/12	418,610	431,534
6.00%, Pool #AE0178, 8/01/24	198,391	217,114
4.50%, Pool #AC8540, 12/01/24	1,650,855	1,758,935
4.00%, Pool #AE0375, 7/01/25	1,462,587	1,535,749
4.50%, Pool #MA0776, 6/01/31	992,841	1,049,597
2.01%, Pool #708318, 6/01/33, Demand Date 12/01/11 † (a)	59,405	61,558
2.35%, Pool #759385, 1/01/34, Demand Date 12/01/11 † (a)	100,849	105,817
5.50%, Pool #725206, 2/01/34	307,197	335,551
2.04%, Pool #776486, 3/01/34, Demand Date 9/01/11 † (a)	101,036	105,456
2.63%, Pool #791523, 7/01/34, Demand Date 1/01/12 † (a)	123,526	128,948
1.98%, Pool #810896, 1/01/35, Demand Date 11/01/11 † (a)	579,291	609,524
5.00%, Pool #735580, 6/01/35	1,391,776	1,493,565
5.50%, Pool #AD0110, 4/01/36	623,672	681,236
7.00%, Pool #979909, 5/01/38	106,943	123,471
4.50%, Pool #995515, 3/01/39	1,643,499	1,719,216
6.00%, Pool #AD4941, 6/01/40	460,513	506,813

		12,134,067

Government National Mortgage Association — 3.4%
6.50%, Pool #455165, 7/15/28	306,029	351,071
6.25%, Pool #724720, 4/20/40	79,324	90,503

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 34.0% (continued)
Government National Mortgage Association — 3.4% (continued)
4.00%, Pool #4853, 11/20/40	1,948,490	2,014,682

		2,456,256

Total U.S. Government Agency Pass-Through Securities (Cost $24,373,441)		24,734,387

U.S. Government Agency Securities — 1.4%
Federal National Mortgage Association — 1.4%
5.00%, 2/13/17	900,000	1,046,947

Total U.S. Government Agency Securities (Cost $1,030,404)		1,046,947

U.S. Treasury Obligations — 15.9%
U.S. Treasury Bonds — 3.1%
5.38%, 2/15/31	800,000	976,125
3.88%, 8/15/40	1,350,000	1,290,727

		2,266,852

U.S. Treasury Notes — 12.8%
0.38%, 10/31/12	500,000	500,645
1.25%, 10/31/15	2,500,000	2,520,702
4.25%, 11/15/17	1,750,000	2,005,255
2.75%, 2/15/19	750,000	777,364
2.63%, 11/15/20	3,550,000	3,521,433

		9,325,399

Total U.S. Treasury Obligations (Cost $11,342,952)		11,592,251

	Shares
Short-Term Investments — 1.1%
Money Market Fund — 1.1%
Federated Government Obligations Fund, 0.01% (d)	793,308	793,308

Total Short-Term Investments (Cost $793,308)		793,308

Total Investments (Cost $70,634,930(e)) — 99.4%		$72,376,318

Other assets in excess of liabilities — 0.6%		445,573

NET ASSETS — 100.0%		$72,821,891

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/11.
(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b) Foreign security incorporated outside the United States.
(c) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933 as amended.  These securities are considered illiquid, the total aggregate value of which is $750,406, or 1.0% of net assets.

(d) Represents the 7 day yield at 7/31/11.
(e) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$2,434,395	$-	$2,434,395
Commercial Mortgage-Backed Securities	-	1,544,727	-	1,544,727
Corporate Bonds	-	30,045,168	-	30,045,168
Mortgage Derivatives - IO STRIPS	-	185,135	-	185,135
U.S. Government Agencies	-	25,781,334	-	25,781,334
U.S. Treasury Obligations	-	11,592,251	-	11,592,251
Short-Term Investments	793,308	-	-	793,308
Total Investments	$793,308	$71,583,010	$-	$72,376,318

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 100.9%
U.S. Treasury Inflation-Indexed Bonds — 31.7%
2.00%, 1/15/26	26,883,703	31,224,991
2.38%, 1/15/27	5,209,535	6,340,983
3.63%, 4/15/28	14,345,855	20,080,840
2.13%, 2/15/40	4,871,098	5,742,567
2.13%, 2/15/41	9,140,773	10,791,825

		74,181,206

U.S. Treasury Inflation-Indexed Notes — 69.2%
3.38%, 1/15/12	4,135,235	4,203,727
3.00%, 7/15/12	18,571,957	19,293,069
1.88%, 7/15/13	4,551,444	4,851,912
2.00%, 7/15/14	15,114,220	16,631,552
1.63%, 1/15/15	6,957,334	7,644,370
0.50%, 4/15/15	33,006,500	34,966,261
0.13%, 4/15/16	25,169,927	26,296,684
2.63%, 7/15/17	10,595,772	12,624,693
1.25%, 7/15/20	9,292,651	10,187,793
1.13%, 1/15/21	23,651,349	25,500,955

		162,201,016

Total U.S. Treasury Inflation-Indexed Securities (Cost $227,567,978)		236,382,222

	Shares
Short-Term Investments — 1.0%
Money Market Fund — 1.0%
Dreyfus Cash Management, 0.01% (a)	2,312,611	2,312,611

Total Short-Term Investments (Cost $2,312,611)		2,312,611

Total Investments (Cost $229,880,589(b)) — 101.9%		$238,694,833

Liabilities in excess of other assets — (1.9)%		(4,520,957)

NET ASSETS — 100.0%		$234,173,876

(a) Represents the 7 day yield at 7/31/11.
(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
(c) Amount rounds to less than 0.05%.

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.0% (c)
Futures Contracts Purchased — 0.0% (c)
79	September 2011 10-Year U.S. Treasury Note	9,929,313	91,731
14	September 2011 30-Year U.S. Treasury Bond	1,793,750	4,347

			96,078

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2011 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts —0.0% (c) (continued)
Futures Contracts Sold — 0.0% (c)
(74)	September 2011 5-Year U.S. Treasury Note	(8,986,953)	(31,603)
(12)	September 2011 Ultra Long Term U.S. Treasury Bond	(1,583,250)	(40,212)

			(71,815)

			24,263

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,312,611	$-	$-	$2,312,611
U.S. Treasury Inflation-Indexed Securities	-	236,382,222	-	236,382,222
Total Investments	$2,312,611	$236,382,222	$-	$238,694,833

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$96,078	$-	$-	$96,078
Futures Contracts Sold	(71,815)	-	-	(71,815)
Total Other Financial Instruments	$24,263	$-	$-	$24,263

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Active Interest Rate Management Fund	July 31, 2011 (Unaudited)

	Shares/ Principal ($)	Value ($)
Short-Term Investments — 99.9%
U.S. Treasury Bill — 8.2%
United States Treasury Bill, 0.02%, 8/04/11 (a)	310,000	310,000

Money Market Fund — 91.7%
Federated Treasury Obligations Fund, 0.01% (b)	3,458,964	3,458,964

Total Short-Term Investments (Cost $3,768,964)		3,768,964

Total Investments (Cost $3,768,964(c)) — 99.9%		$3,768,964

Other assets in excess of liabilities — 0.1%		2,293

NET ASSETS — 100.0%		$3,771,257

(a) Each issue shows the rate of discount at purchase.
(b) Represents the 7 day yield at 7/31/11.
(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,458,964	$310,000	$-	$3,768,964
Total Investments	$3,458,964	$310,000	$-	$3,768,964

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 68.3%
Consumer Discretionary — 17.5%
Comcast Corp., Class A	7,100	170,542
Discovery Communications, Inc., Class A (a)	2,500	99,500
G-III Apparel Group, Ltd. (a)	4,800	148,176
General Motors Co. (a)	3,250	89,960
NIKE, Inc., Class B	1,280	115,392
PVH Corp.	2,500	178,875
Sally Beauty Holdings, Inc. (a)	1,500	25,800
Starbucks Corp.	3,620	145,126
Walt Disney Co. (The)	1,500	57,930

		1,031,301

Consumer Staples — 1.1%
Coca-Cola Co. (The)	1,000	68,010

Energy — 8.1%
BP PLC - ADR (b)	2,750	124,960
Chevron Corp.	1,200	124,824
El Paso Corp.	2,650	54,457
Occidental Petroleum Corp.	860	84,435
Seadrill, Ltd. (b)	2,600	90,376

		479,052

Financials — 9.3%
CreXus Investment Corp.	15,950	167,634
Goldman Sachs Group, Inc. (The)	250	33,743
JPMorgan Chase & Co.	1,450	58,652
Morgan Stanley	1,650	36,713
NYSE Euronext	2,750	92,015
PNC Financial Services Group, Inc.	1,550	84,149
Wells Fargo & Co.	2,700	75,438

		548,344

Health Care — 5.3%
Abbott Laboratories	3,400	174,488
Merck & Co., Inc.	2,350	80,205
Pfizer, Inc.	2,950	56,758

		311,451

Industrials — 7.0%
Curtiss-Wright Corp.	2,450	78,302
Gardner Denver, Inc.	900	76,761
General Dynamics Corp.	1,330	90,626
Roper Industries, Inc.	400	32,652
Thomas & Betts Corp. (a)	1,650	80,487
WESCO International, Inc. (a)	1,050	53,225

		412,053

Information Technology — 17.2%
Apple, Inc. (a)	540	210,859
eBay, Inc. (a)	1,650	54,038
Fairchild Semiconductor International, Inc. (a)	7,600	114,076
Google, Inc., Class A (a)	260	156,959
GT Solar International, Inc. (a)	9,650	131,626
Intel Corp.	3,650	81,505
Microsoft Corp.	3,050	83,570

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 68.3% (continued)
Information Technology — 17.2% (continued)
Xerox Corp.	10,500	97,965
Yahoo!, Inc. (a)	6,600	86,460

		1,017,058

Materials — 0.8%
Agnico-Eagle Mines, Ltd. (b)	870	48,503

Telecommunication Services — 1.5%
VimpelCom, Ltd. - ADR (b)	1,700	21,080
Vodafone Group PLC - ADR (b)	2,300	64,630

		85,710

Utilities — 0.5%
CenterPoint Energy, Inc.	1,400	27,412

Total Common Stocks (Cost $4,002,893)		4,028,894

Investment Companies — 9.5%
iShares MSCI Brazil Index Fund	850	59,976
Market Vectors Russia ETF	3,600	142,200
PowerShares DB U.S. Dollar Index Bullish Fund (a)	6,600	138,798
ProShares UltraShort Russell 2000 (a)	1,300	57,564
ProShares UltraShort S&P 500 (a)	4,000	85,720
SPDR Gold Trust (a)	490	77,621

Total Investment Companies (Cost $549,887)		561,879

Short-Term Investment — 21.2%
Money Market Fund — 21.2%
Dreyfus Government Prime Cash, 0.00% (c)	1,250,741	1,250,741

Total Short-Term Investments (Cost $1,250,741)		1,250,741

Total Investments (Cost $5,803,521(d)) — 99.0%		$5,841,514

Other assets in excess of liabilities — 1.0%		56,146

NET ASSETS — 100.0%		$5,897,660

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,028,894	$-	$-	$4,028,894
Investment Companies	561,879	-	-	561,879
Short-Term Investments	1,250,741	-	-	1,250,741
Total Investments	$5,841,514	$-	$-	$5,841,514

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Absolute Return Bull Bear Bond Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 34.4%
ProShares UltraShort 20+ Year Treasury (a)	576,000	18,132,480

Total Investment Companies (Cost $19,286,924)		18,132,480

	Shares/ Principal ($)
Short-Term Investments — 67.8%
U.S. Treasury Bill — 67.0%
United States Treasury Bill, 0.02%, 8/04/11 (b)	35,300,000	35,299,956

Money Market Fund — 0.8%
Federated Treasury Obligations Fund, 0.01% (c)	405,163	405,163

Total Short-Term Investments (Cost $35,705,119)		35,705,119

Total Investments (Cost $54,992,043(d)) — 102.2%		$53,837,599

Liabilities in excess of other assets — (2.2)%		(1,148,272)

NET ASSETS — 100.0%		$52,689,327

(a) Non-income producing security.
(b) Each issue shows the rate of discount at purchase.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$18,132,480	$-	$-	$18,132,480
Short-Term Investments	405,163	35,299,956	-	35,705,119
Total Investments	$18,537,643	$35,299,956	$-	$53,837,599

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 22.0%
Consumer Discretionary — 3.9%
AutoZone, Inc. (a)	140	39,963
Bayerische Motoren Werke AG (b)	200	20,065
Carnival PLC (b)	451	15,664
Comcast Corp., Class A	943	22,651
Denny's Corp. (a)	6,919	26,361
DIRECTV, Class A (a)	541	27,418
Discovery Communications, Inc., Class A (a)	895	35,621
Einstein Noah Restaurant Group, Inc.	1,665	26,107
Grupo Televisa SA - ADR (b)	1,010	22,412
Home Depot, Inc.	1,375	48,029
Jamba, Inc. (a)	11,495	23,220
Kohl's Corp.	364	19,914
Las Vegas Sands Corp. (a)	950	44,821
LVMH Moet Hennessy Louis Vuitton SA (b)	150	27,578
NIKE, Inc., Class B	544	49,042
Nordstrom, Inc.	543	27,237
Sony Corp. (b)	623	15,756
Starbucks Corp.	1,178	47,226
Toyota Motor Corp. (b)	503	20,614
Viacom, Inc., Class B	1,114	53,940
Walt Disney Co. (The)	1,399	54,029
WPP PLC (b)	1,748	19,927

		687,595

Consumer Staples — 1.8%
Anheuser-Busch InBev NV (b)	320	18,484
Asahi Group Holdings, Ltd. (b)	936	19,842
CVS Caremark Corp.	588	21,374
Diageo PLC (b)	1,047	21,397
Diageo PLC - ADR (b)	681	55,324
Imperial Tobacco Group PLC (b)	614	21,336
Kao Corp. (b)	738	20,908
Mead Johnson Nutrition Co.	827	59,023
Nestle SA (b)	412	26,305
Rite Aid Corp. (a)	12,294	15,982
Tesco PLC (b)	3,149	19,820
Unilever NV (b)	649	21,122

		320,917

Energy — 2.4%
BP PLC (b)	2,985	22,588
Canadian Natural Resources, Ltd. (b)	512	20,628
Carrizo Oil & Gas, Inc. (a)	275	10,560
Chevron Corp.	201	20,908
CNOOC, Ltd. - ADR (b)	108	24,009
ENI SpA (b)	889	19,391
Exxon Mobil Corp.	285	22,740
Lukoil OAO - ADR (b)	390	26,189
Occidental Petroleum Corp.	778	76,384
Oil States International, Inc. (a)	515	41,561
Peabody Energy Corp.	349	20,057
Petroleo Brasileiro SA - ADR (b)	690	23,439
Royal Dutch Shell PLC, Class A (b)	899	32,974

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 22.0% (continued)
Energy — 2.4% (continued)
Sasol, Ltd. - ADR (b)	490	24,574
Suncor Energy, Inc. (b)	505	19,355
Total SA (b)	312	16,937

		422,294

Financials — 3.0%
Affiliated Managers Group, Inc. (a)	246	25,665
Aflac, Inc.	300	13,818
Allianz SE (b)	201	26,300
American Capital, Ltd. (a)	3,342	32,317
Aviva PLC (b)	2,950	19,311
AXA SA (b)	1,106	20,835
Barclays PLC (b)	7,210	26,392
Credit Suisse Group AG (a) (b)	402	14,537
DBS Group Holdings, Ltd. (b)	1,730	22,322
Hartford Financial Services Group, Inc.	802	18,783
HSBC Holdings PLC (b)	1,778	17,350
ICICI Bank, Ltd. - ADR (b)	434	20,211
JPMorgan Chase & Co.	447	18,081
Manulife Financial Corp. (b)	1,000	15,888
MBIA, Inc. (a)	1,692	15,566
MetLife, Inc.	764	31,484
MGIC Investment Corp. (a)	2,187	8,704
Mitsubishi UFJ Financial Group, Inc. (b)	3,601	18,336
Prudential Financial, Inc.	665	39,022
Radian Group, Inc.	2,419	7,668
Sun Hung Kai Properties, Ltd. (b)	1,823	27,741
Toronto-Dominion Bank (The) (b)	369	29,541
U.S. Bancorp	995	25,930
Westpac Banking Corp. (b)	928	20,818

		516,620

Health Care — 1.4%
Bruker Corp. (a)	1,275	21,955
Cardinal Health, Inc.	825	36,102
Celgene Corp. (a)	310	18,383
Dendreon Corp. (a)	443	16,347
Eisai Co., Ltd. (b)	450	18,296
Incyte Corp., Ltd. (a)	1,047	18,260
Laboratory Corp. of America Holdings (a)	19	1,724
McKesson Corp.	400	32,448
Novartis AG (b)	351	21,629
Pharmasset, Inc. (a)	155	18,814
Sanofi (b)	308	24,027
Teva Pharmaceutical Industries, Ltd. - ADR (b)	423	19,729

		247,714

Industrials — 2.5%
ABB, Ltd. (a) (b)	769	18,545
Atlas Copco AB A Shares (b)	643	15,238
Boeing Co. (The)	277	19,520

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 22.0% (continued)
Industrials — 2.5% (continued)
Brambles, Ltd. (b)	3,515	26,761
Cummins, Inc.	209	21,920
Dover Corp.	560	33,863
Eaton Corp.	426	20,427
Experian PLC (b)	1,828	24,080
General Dynamics Corp.	757	51,582
General Electric Co.	1,942	34,781
Kennametal, Inc.	502	19,794
Komatsu, Ltd. (b)	500	15,633
L-3 Communications Holdings, Inc.	26	2,057
Mitsui & Co., Ltd. (b)	500	9,450
Polypore International, Inc. (a)	228	15,504
Siemens AG (b)	209	26,842
Sumitomo Electric Industries, Ltd. (b)	1,665	24,958
United Parcel Service, Inc., Class B	370	25,611
United Rentals, Inc. (a)	948	21,814

		428,380

Information Technology — 3.4%
Apple, Inc. (a)	66	25,772
Applied Materials, Inc.	1,505	18,542
Avnet, Inc. (a)	693	20,305
Broadcom Corp., Class A (a)	1	37
Canon, Inc. (b)	426	20,751
Cypress Semiconductor Corp. (a)	950	19,551
eBay, Inc. (a)	602	19,715
EMC Corp. (a)	903	23,550
Google, Inc., Class A (a)	33	19,922
Harris Corp.	571	22,766
Infosys, Ltd. - ADR (b)	355	22,088
Juniper Networks, Inc. (a)	646	15,110
Keyence Corp. (b)	86	24,319
Kyocera Corp. (b)	231	24,755
Microsoft Corp.	3,125	85,625
MKS Instruments, Inc.	876	21,856
Oracle Corp.	742	22,690
Power-One, Inc. (a)	1,540	11,103
Riverbed Technology, Inc. (a)	687	19,669
Rovi Corp. (a)	360	19,069
SanDisk Corp. (a)	483	20,542
SAP AG (b)	323	20,257
SunPower Corp., Class A (a)	1,065	20,906
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	1,675	20,703
Telefonaktiebolaget LM Ericsson B Shares (b)	1,758	22,159
Xerox Corp.	4,318	40,287

		602,049

Materials — 2.3%
Allegheny Technologies, Inc.	369	21,472
ArcelorMittal - ADR (b)	635	19,780
Barrick Gold Corp. (b)	1,294	61,597
BASF SE (b)	257	23,346

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 22.0% (continued)
Materials — 2.3% (continued)
BHP Billiton, Ltd. (b)	509	23,162
Cemex SAB de CV - ADR (a) (b)	2,137	15,046
Cliffs Natural Resources, Inc.	485	43,563
CRH PLC (b)	375	7,355
Dow Chemical Co. (The)	930	32,429
Freeport-McMoRan Copper & Gold, Inc.	465	24,626
Materion Corp. (a)	427	16,277
Molycorp, Inc. (a)	483	30,733
Rio Tinto PLC (b)	245	17,293
Shin-Etsu Chemical Co., Ltd. (b)	384	20,775
Teck Resources, Ltd., Class B (b)	464	22,940
Vale SA - ADR (b)	690	22,384

		402,778

Telecommunication Services — 0.9%
China Unicom Hong Kong, Ltd. - ADR (b)	1,519	30,410
Chunghwa Telecom Co., Ltd. - ADR (b)	764	26,557
KDDI Corp. (b)	4	29,720
NII Holdings, Inc. (a)	579	24,521
SK Telecom Co., Ltd. - ADR (b)	1,195	19,024
Telefonica SA (b)	807	18,031
Vodafone Group PLC (b)	5,950	16,799

		165,062

Utilities — 0.4%
AES Corp. (The) (a)	1,569	19,314
CLP Holdings, Ltd. (b)	2,366	21,858
Korea Electric Power Corp. - ADR (a) (b)	1,635	19,751

		60,923

Total Common Stocks (Cost $3,383,122)		3,854,332

	Principal ($)
U.S. Treasury Obligations — 71.6%
U.S. Treasury Bond — 8.1%
8.00%, 11/15/21	967,000	1,413,936

U.S. Treasury Notes — 63.5%
0.63%, 6/30/12	1,724,000	1,729,719
1.38%, 10/15/12	1,676,000	1,698,326
3.13%, 8/31/13	1,934,000	2,044,147
2.25%, 5/31/14	1,515,000	1,588,974
2.50%, 4/30/15	1,289,000	1,368,958
2.75%, 11/30/16	1,225,000	1,304,050
3.50%, 2/15/18	1,257,000	1,380,539

		11,114,713

Total U.S. Treasury Obligations (Cost $12,349,774)		12,528,649

	Shares
Short-Term Investments — 5.8%
Money Market Funds — 5.8%
Dreyfus Cash Management, 0.03% (c)	301,709	301,709
Dreyfus Cash Management Plus, 0.01% (c)	247,489	247,489
Federated Government Obligations Fund, 0.01% (c)	461,855	461,855

Total Short-Term Investments (Cost $1,011,053)		1,011,053

Total Investments (Cost $16,743,949(d)) — 99.4%		$17,394,034

Other assets in excess of liabilities — 0.6%		102,590

NET ASSETS — 100.0%		$17,496,624

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2011 (Unaudited)

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,854,332	$-	$-	$3,854,332
U.S. Treasury Obligations	-	12,528,649	-	12,528,649
Short-Term Investments	1,011,053	-	-	1,011,053
Total Investments	$4,865,385	$12,528,649	$-	$17,394,034

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 36.8%
Consumer Discretionary — 6.5%
AutoZone, Inc. (a)	550	156,998
Bayerische Motoren Werke AG (b)	703	70,528
Carnival PLC (b)	1,579	54,843
Comcast Corp., Class A	3,684	88,490
Denny's Corp. (a)	26,997	102,859
DIRECTV, Class A (a)	2,105	106,681
Discovery Communications, Inc., Class A (a)	3,865	153,827
Einstein Noah Restaurant Group, Inc.	6,412	100,540
Grupo Televisa SA - ADR (b)	3,447	76,489
Home Depot, Inc.	5,044	176,187
Jamba, Inc. (a)	44,895	90,688
Kohl's Corp.	1,420	77,688
Las Vegas Sands Corp. (a)	4,235	199,807
LVMH Moet Hennessy Louis Vuitton SA (b)	524	96,339
NIKE, Inc., Class B	1,994	179,759
Nordstrom, Inc.	2,105	105,587
Sony Corp. (b)	2,172	54,931
Starbucks Corp.	4,268	171,104
Toyota Motor Corp. (b)	1,753	71,841
Viacom, Inc., Class B	4,121	199,539
Walt Disney Co. (The)	5,068	195,726
WPP PLC (b)	5,897	67,225

		2,597,676

Consumer Staples — 2.9%
Anheuser-Busch InBev NV (b)	1,172	67,699
Asahi Group Holdings, Ltd. (b)	3,264	69,193
CVS Caremark Corp.	2,297	83,496
Diageo PLC (b)	5,102	104,264
Diageo PLC - ADR (b)	2,514	204,237
Imperial Tobacco Group PLC (b)	2,141	74,398
Kao Corp. (b)	2,573	72,894
Mead Johnson Nutrition Co.	2,820	201,264
Nestle SA (b)	1,445	92,258
Rite Aid Corp. (a)	48,004	62,405
Tesco PLC (b)	9,426	59,328
Unilever NV (b)	2,264	73,684

		1,165,120

Energy — 3.8%
BP PLC (b)	10,509	79,522
Canadian Natural Resources, Ltd. (b)	1,999	80,540
Carrizo Oil & Gas, Inc. (a)	1,075	41,280
Chevron Corp.	700	72,814
CNOOC, Ltd. - ADR (b)	367	81,588
ENI SpA (b)	3,101	67,640
Exxon Mobil Corp.	1,107	88,328
Lukoil OAO - ADR (b)	1,330	89,310
Occidental Petroleum Corp.	2,934	288,060
Oil States International, Inc. (a)	1,980	159,786
Peabody Energy Corp.	1,355	77,872
Petroleo Brasileiro SA - ADR (b)	2,360	80,169
Royal Dutch Shell PLC, Class A (b)	1,766	64,773

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 36.8% (continued)
Energy — 3.8% (continued)
Sasol, Ltd. - ADR (b)	1,680	84,252
Suncor Energy, Inc. (b)	1,775	68,031
Total SA (b)	1,493	81,049

		1,505,014

Financials — 5.3%
Affiliated Managers Group, Inc. (a)	965	100,678
Aflac, Inc.	1,000	46,060
Allianz SE (b)	704	92,115
American Capital, Ltd. (a)	13,048	126,174
Aviva PLC (b)	10,289	67,353
AXA SA (b)	3,859	72,695
Banco Bilbao Vizcaya Argentaria SA (b)	5,985	63,200
Barclays PLC (b)	25,311	92,649
Credit Suisse Group AG (a) (b)	2,200	79,553
DBS Group Holdings, Ltd. (b)	6,033	77,811
Hartford Financial Services Group, Inc.	3,149	73,750
HSBC Holdings PLC (b)	6,277	61,253
ICICI Bank, Ltd. - ADR (b)	1,473	68,598
JPMorgan Chase & Co.	1,761	71,232
Manulife Financial Corp. (b)	3,400	54,019
MBIA, Inc. (a)	6,600	60,720
MetLife, Inc.	2,665	109,825
MGIC Investment Corp. (a)	8,527	33,937
Mitsubishi UFJ Financial Group, Inc. (b)	12,560	63,954
Mitsui Fudosan Co., Ltd. (b)	3,745	71,461
Prudential Financial, Inc.	2,490	146,113
Radian Group, Inc.	9,445	29,941
Societe Generale (b)	2,110	105,312
Sun Hung Kai Properties, Ltd. (b)	6,301	95,884
Toronto-Dominion Bank (The) (b)	1,142	91,424
U.S. Bancorp	3,680	95,901
Westpac Banking Corp. (b)	3,228	72,415

		2,124,027

Health Care — 2.3%
Bruker Corp. (a)	4,970	85,583
Cardinal Health, Inc.	2,876	125,854
Celgene Corp. (a)	1,209	71,694
Dendreon Corp. (a)	1,739	64,169
Eisai Co., Ltd. (b)	1,700	69,117
Incyte Corp., Ltd. (a)	4,077	71,103
McKesson Corp.	1,635	132,631
Novartis AG (b)	1,244	76,658
Pharmasset, Inc. (a)	620	75,256
Sanofi (b)	1,074	83,782
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,443	67,302

		923,149

Industrials — 4.1%
ABB, Ltd. (a) (b)	4,209	101,502
Atlas Copco AB A Shares (b)	2,856	67,684

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 36.8% (continued)
Industrials — 4.1% (continued)
Boeing Co. (The)	1,085	76,460
Brambles, Ltd. (b)	12,257	93,316
Cummins, Inc.	813	85,267
Dover Corp.	2,150	130,011
Eaton Corp.	1,672	80,172
Experian PLC (b)	6,374	83,962
General Dynamics Corp.	2,838	193,381
General Electric Co.	7,147	128,003
Kennametal, Inc.	1,973	77,795
Komatsu, Ltd. (b)	1,740	54,403
Mitsui & Co., Ltd. (b)	3,500	66,149
Polypore International, Inc. (a)	897	60,996
Siemens AG (b)	671	86,177
Sumitomo Electric Industries, Ltd. (b)	5,805	87,017
United Parcel Service, Inc., Class B	1,385	95,870
United Rentals, Inc. (a)	3,698	85,091

		1,653,256

Information Technology — 5.8%
Apple, Inc. (a)	260	101,525
Applied Materials, Inc.	5,910	72,811
Avnet, Inc. (a)	2,708	79,344
Canon, Inc. (b)	1,484	72,287
Cypress Semiconductor Corp. (a)	3,670	75,529
eBay, Inc. (a)	2,358	77,225
EMC Corp. (a)	3,519	91,776
Google, Inc., Class A (a)	136	82,102
Harris Corp.	2,145	85,521
Infosys, Ltd. - ADR (b)	1,205	74,975
Juniper Networks, Inc. (a)	2,516	58,849
Keyence Corp. (b)	299	84,552
Kyocera Corp. (b)	795	85,195
Microsoft Corp.	12,131	332,389
MKS Instruments, Inc.	3,433	85,653
Oracle Corp.	2,902	88,743
Power-One, Inc. (a)	6,045	43,584
Riverbed Technology, Inc. (a)	2,658	76,099
Rovi Corp. (a)	1,390	73,628
SanDisk Corp. (a)	1,878	79,871
SAP AG (b)	1,640	102,851
SunPower Corp., Class A (a)	3,970	77,931
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	5,680	70,205
Telefonaktiebolaget LM Ericsson B Shares (b)	6,234	78,577
Xerox Corp.	16,191	151,062

		2,302,284

Materials — 3.8%
Allegheny Technologies, Inc.	1,432	83,328
ArcelorMittal - ADR (b)	2,145	66,817
Barrick Gold Corp. (b)	4,872	231,904
BASF SE (b)	840	76,307
BHP Billiton, Ltd. (b)	1,757	79,951

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 36.8% (continued)
Materials — 3.8% (continued)
Cemex SAB de CV - ADR (a) (b)	7,332	51,617
Cliffs Natural Resources, Inc.	1,865	167,514
Coeur d'Alene Mines Corp. (a)	3	82
CRH PLC (b)	2,576	50,525
Dow Chemical Co. (The)	3,480	121,348
Freeport-McMoRan Copper & Gold, Inc.	1,740	92,150
Materion Corp. (a)	1,673	63,775
Molycorp, Inc. (a)	1,888	120,133
Rio Tinto PLC (b)	856	60,418
Shin-Etsu Chemical Co., Ltd. (b)	1,338	72,388
Teck Resources, Ltd., Class B (b)	2,186	108,076
Vale SA - ADR (b)	2,342	75,974

		1,522,307

Telecommunication Services — 1.7%
China Unicom Hong Kong, Ltd. - ADR (b)	5,174	103,584
Chunghwa Telecom Co., Ltd. - ADR (b)	2,592	90,098
KDDI Corp. (b)	13	96,590
Koninklijke KPN NV (b)	4,200	60,024
NII Holdings, Inc. (a)	2,275	96,346
SK Telecom Co., Ltd. - ADR (b)	4,088	65,081
Telefonica SA (b)	2,813	62,853
Vodafone Group PLC (b)	43,100	121,684

		696,260

Utilities — 0.6%
AES Corp. (The) (a)	6,118	75,313
CLP Holdings, Ltd. (b)	8,251	76,224
Korea Electric Power Corp. - ADR (a) (b)	5,600	67,648

		219,185

Total Common Stocks (Cost $13,166,101)		14,708,278

	Principal ($)
U.S. Treasury Obligations — 54.3%
U.S. Treasury Bond — 6.1%
8.00%, 11/15/21	1,664,000	2,433,081

U.S. Treasury Notes — 48.2%
0.63%, 6/30/12	3,139,000	3,149,412
1.38%, 10/15/12	2,884,000	2,922,418
3.13%, 8/31/13	3,328,000	3,517,539
2.25%, 5/31/14	2,607,000	2,734,294
2.50%, 4/30/15	2,218,000	2,355,585
2.75%, 11/30/16	2,107,000	2,242,967
3.50%, 2/15/18	2,163,000	2,375,582

		19,297,797

Total U.S. Treasury Obligations (Cost $21,430,742)		21,730,878

	Shares
Short-Term Investments — 8.5%
Money Market Funds — 8.5%
Dreyfus Cash Management, 0.03% (c)	696,616	696,616
Dreyfus Cash Management Plus, 0.01% (c)	696,617	696,617

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 8.5% (continued)
Money Market Funds — 8.5% (continued)
Federated Government Obligations Fund, 0.01% (c)	1,989,299	1,989,299

Total Short-Term Investments (Cost $3,382,532)		3,382,532

Total Investments (Cost $37,979,375(d)) — 99.6%		$39,821,688

Other assets in excess of liabilities — 0.4%		175,469

NET ASSETS — 100.0%		$39,997,157

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,708,278	$-	$-	$14,708,278
U.S. Treasury Obligations	-	21,730,878	-	21,730,878
Short-Term Investments	3,382,532	-	-	3,382,532
Total Investments	$18,090,810	$21,730,878	$-	$39,821,688

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 52.7%
Consumer Discretionary — 9.2%
AutoZone, Inc. (a)	650	185,543
Bayerische Motoren Werke AG (b)	782	78,454
Carnival PLC (b)	1,759	61,095
Comcast Corp., Class A	4,418	106,120
Denny's Corp. (a)	32,445	123,615
DIRECTV, Class A (a)	2,529	128,170
Discovery Communications, Inc., Class A (a)	4,590	182,682
Einstein Noah Restaurant Group, Inc.	7,661	120,125
Grupo Televisa SA - ADR (b)	3,732	82,813
Home Depot, Inc.	6,449	225,264
Jamba, Inc. (a)	53,991	109,062
Kohl's Corp.	1,704	93,226
Las Vegas Sands Corp. (a)	5,004	236,089
LVMH Moet Hennessy Louis Vuitton SA (b)	566	104,060
NIKE, Inc., Class B	2,455	221,318
Nordstrom, Inc.	2,530	126,905
Sony Corp. (b)	2,348	59,382
Starbucks Corp.	5,014	201,011
Toyota Motor Corp. (b)	1,896	77,702
Viacom, Inc., Class B	4,866	235,612
Walt Disney Co. (The)	6,099	235,543
WPP PLC (b)	6,393	72,879

		3,066,670

Consumer Staples — 4.0%
Anheuser-Busch InBev NV (b)	1,259	72,724
Asahi Group Holdings, Ltd. (b)	3,529	74,811
CVS Caremark Corp.	2,758	100,253
Diageo PLC (b)	5,749	117,486
Diageo PLC - ADR (b)	2,969	241,202
Imperial Tobacco Group PLC (b)	2,315	80,445
Kao Corp. (b)	2,782	78,815
Mead Johnson Nutrition Co.	3,480	248,368
Nestle SA (b)	1,522	97,174
Rite Aid Corp. (a)	57,682	74,987
Tesco PLC (b)	10,613	66,799
Unilever NV (b)	2,448	79,672

		1,332,736

Energy — 5.1%
BP PLC (b)	11,255	85,167
Canadian Natural Resources, Ltd. (b)	2,402	96,777
Carrizo Oil & Gas, Inc. (a)	1,285	49,344
Chevron Corp.	757	78,743
CNOOC, Ltd. - ADR (b)	400	88,924
ENI SpA (b)	3,353	73,136
Exxon Mobil Corp.	1,333	106,360
Lukoil OAO - ADR (b)	1,445	97,032
Occidental Petroleum Corp.	3,542	347,754
Oil States International, Inc. (a)	2,350	189,645
Peabody Energy Corp.	1,649	94,768
Petroleo Brasileiro SA - ADR (b)	2,560	86,963
Royal Dutch Shell PLC, Class A (b)	1,934	70,935

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 52.7% (continued)
Energy — 5.1% (continued)
Sasol, Ltd. - ADR (b)	1,815	91,022
Suncor Energy, Inc. (b)	1,750	67,073
Total SA (b)	1,578	85,664

		1,709,307

Financials — 7.8%
Affiliated Managers Group, Inc. (a)	1,159	120,918
Aflac, Inc.	1,100	50,666
Allianz SE (b)	746	97,610
American Capital, Ltd. (a)	15,680	151,625
Aviva PLC (b)	11,126	72,832
AXA SA (b)	4,172	78,591
Banco Bilbao Vizcaya Argentaria SA (b)	6,472	68,343
Barclays PLC (b)	27,744	101,555
China Life Insurance Co., Ltd. - ADR (b)	1,180	59,047
Credit Suisse Group AG (a) (b)	3,114	112,603
DBS Group Holdings, Ltd. (b)	6,524	84,144
Hartford Financial Services Group, Inc.	3,781	88,551
HSBC Holdings PLC (b)	6,891	67,245
ICICI Bank, Ltd. - ADR (b)	1,604	74,698
ING Groep NV (a) (b)	7,569	81,787
JPMorgan Chase & Co.	2,120	85,754
Manulife Financial Corp. (b)	3,800	60,374
MBIA, Inc. (a)	7,963	73,260
MetLife, Inc.	2,881	118,726
MGIC Investment Corp. (a)	10,245	40,775
Mitsubishi UFJ Financial Group, Inc. (b)	13,581	69,153
Mitsui Fudosan Co., Ltd. (b)	4,050	77,281
Prudential Financial, Inc.	2,960	173,693
Radian Group, Inc.	11,352	35,986
Societe Generale (b)	2,316	115,594
Sun Hung Kai Properties, Ltd. (b)	8,651	131,645
Toronto-Dominion Bank (The) (b)	1,154	92,385
U.S. Bancorp	4,350	113,361
Westpac Banking Corp. (b)	4,863	109,094

		2,607,296

Health Care — 3.9%
Bruker Corp. (a)	5,975	102,889
Cardinal Health, Inc.	3,109	136,050
Celgene Corp. (a)	1,452	86,104
Dendreon Corp. (a)	2,091	77,158
Dr Reddy's Laboratories, Ltd. - ADR (b)	1,925	68,645
Eisai Co., Ltd. (b)	1,800	73,183
Fresenius Medical Care AG & Co. KGaA (b)	1,161	89,134
Incyte Corp., Ltd. (a)	4,900	85,456
McKesson Corp.	1,871	151,776
Novartis AG (b)	1,359	83,745
Pharmasset, Inc. (a)	755	91,642
Sanofi (b)	1,161	90,569
Smith & Nephew PLC (b)	8,195	86,225

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 52.7% (continued)
Health Care — 3.9% (continued)
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,561	72,805

		1,295,381

Industrials — 5.7%
ABB, Ltd. (a) (b)	4,178	100,754
Atlas Copco AB B Shares (b)	2,757	58,239
Boeing Co. (The)	1,307	92,104
Brambles, Ltd. (b)	13,253	100,899
Cummins, Inc.	981	102,887
Dover Corp.	2,550	154,199
Eaton Corp.	2,008	96,284
Experian PLC (b)	6,892	90,785
General Dynamics Corp.	3,355	228,610
General Electric Co.	8,455	151,429
Kennametal, Inc.	2,379	93,804
Komatsu, Ltd. (b)	1,960	61,281
Mitsui & Co., Ltd. (b)	3,900	73,709
Polypore International, Inc. (a)	1,097	74,596
Siemens AG (b)	715	91,828
Sumitomo Electric Industries, Ltd. (b)	6,277	94,092
United Parcel Service, Inc., Class B	1,630	112,829
United Rentals, Inc. (a)	4,445	102,279

		1,880,608

Information Technology — 8.1%
Apple, Inc. (a)	316	123,392
Applied Materials, Inc.	6,960	85,747
Avnet, Inc. (a)	3,247	95,137
Canon, Inc. (b)	1,605	78,181
Cypress Semiconductor Corp. (a)	4,400	90,552
eBay, Inc. (a)	2,837	92,912
EMC Corp. (a)	4,231	110,344
Google, Inc., Class A (a)	160	96,590
Harris Corp.	2,529	100,831
Infosys, Ltd. - ADR (b)	1,305	81,197
Juniper Networks, Inc. (a)	3,026	70,778
Keyence Corp. (b)	303	85,683
Kyocera Corp. (b)	868	93,018
Microsoft Corp.	14,113	386,696
MKS Instruments, Inc.	4,127	102,969
Oracle Corp.	3,481	106,449
Power-One, Inc. (a)	7,250	52,273
Riverbed Technology, Inc. (a)	3,198	91,559
Rovi Corp. (a)	1,635	86,606
SanDisk Corp. (a)	2,262	96,203
SAP AG (b)	1,727	108,307
SunPower Corp., Class A (a)	4,700	92,261
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	6,150	76,014
Telefonaktiebolaget LM Ericsson B Shares (b)	8,279	104,353
Xerox Corp.	20,365	190,005

		2,698,057

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 52.7% (continued)
Materials — 5.8%
Allegheny Technologies, Inc.	1,726	100,436
APERAM - ADR (b)	118	3,272
ArcelorMittal - ADR (b)	2,375	73,981
Barrick Gold Corp. (b)	6,344	302,011
BASF SE (b)	1,210	109,918
BHP Billiton, Ltd. (b)	2,569	116,900
Cemex SAB de CV - ADR (a) (b)	7,904	55,644
Cliffs Natural Resources, Inc.	2,220	199,400
Coeur d'Alene Mines Corp. (a)	3	82
CRH PLC (b)	2,880	56,488
Dow Chemical Co. (The)	4,140	144,362
Freeport-McMoRan Copper & Gold, Inc.	2,050	108,568
Materion Corp. (a)	1,984	75,630
Molycorp, Inc. (a)	2,277	144,885
Rio Tinto PLC (b)	1,283	90,557
Shin-Etsu Chemical Co., Ltd. (b)	1,447	78,285
Syngenta AG (a) (b)	200	64,291
Teck Resources, Ltd., Class B (b)	2,590	128,049
Vale SA - ADR (b)	2,547	82,625

		1,935,384

Telecommunication Services — 2.4%
China Unicom Hong Kong, Ltd. - ADR (b)	5,638	112,873
Chunghwa Telecom Co., Ltd. - ADR (b)	2,824	98,162
KDDI Corp. (b)	14	104,020
Koninklijke KPN NV (b)	6,560	93,752
NII Holdings, Inc. (a)	2,735	115,827
SK Telecom Co., Ltd. - ADR (b)	4,432	70,558
Telefonica SA (b)	3,042	67,970
Vodafone Group PLC (b)	47,670	134,586

		797,748

Utilities — 0.7%
AES Corp. (The) (a)	7,354	90,528
CLP Holdings, Ltd. (b)	8,922	82,423
Korea Electric Power Corp. - ADR (a) (b)	6,070	73,325

		246,276

Total Common Stocks (Cost $15,885,829)		17,569,463

	Principal ($)
U.S. Treasury Obligations — 34.8%
U.S. Treasury Bond — 3.9%
8.00%, 11/15/21	888,000	1,298,423

U.S. Treasury Notes — 30.9%
0.63%, 6/30/12	1,676,000	1,681,559
1.38%, 10/15/12	1,540,000	1,560,514
3.13%, 8/31/13	1,777,000	1,878,205
2.25%, 5/31/14	1,392,000	1,459,969
2.50%, 4/30/15	1,184,000	1,257,445
2.75%, 11/30/16	1,125,000	1,197,597

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 34.8% (continued)
U.S. Treasury Notes — 30.9% (continued)
3.50%, 2/15/18	1,155,000	1,268,515

		10,303,804

Total U.S. Treasury Obligations (Cost $11,441,144)		11,602,227

	Shares
Short-Term Investments — 12.5%
Money Market Funds — 12.5%
Dreyfus Cash Management, 0.03% (c)	566,298	566,298
Dreyfus Cash Management Plus, 0.01% (c)	571,834	571,834
Federated Government Obligations Fund, 0.01% (c)	3,020,696	3,020,696

Total Short-Term Investments (Cost $4,158,828)		4,158,828

Total Investments (Cost $31,485,801(d)) — 100.0%		$33,330,518

Other assets in excess of liabilities — 0.0% (f)		9,642

NET ASSETS — 100.0%		$33,340,160

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities. (f) Amount rounds to less than 0.05%.
Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,569,463	$-	$-	$17,569,463
U.S. Treasury Obligations	-	11,602,227	-	11,602,227
Short-Term Investments	4,158,828	-	-	4,158,828
Total Investments	$21,728,291	$11,602,227	$-	$33,330,518

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 69.8%
Consumer Discretionary — 12.2%
AutoZone, Inc. (a)	1,000	285,450
Bayerische Motoren Werke AG (b)	1,277	128,115
Carnival PLC (b)	2,877	99,927
Comcast Corp., Class A	6,763	162,447
Denny's Corp. (a)	49,584	188,915
DIRECTV, Class A (a)	3,870	196,132
Discovery Communications, Inc., Class A (a)	7,070	281,386
Einstein Noah Restaurant Group, Inc.	14,536	227,924
Grupo Televisa SA - ADR (b)	5,436	120,625
Home Depot, Inc.	8,868	309,759
Jamba, Inc. (a)	83,251	168,167
Kohl's Corp.	2,605	142,519
Las Vegas Sands Corp. (a)	7,720	364,229
LVMH Moet Hennessy Louis Vuitton SA (b)	867	159,400
NIKE, Inc., Class B	3,798	342,390
Nordstrom, Inc.	3,872	194,219
Sony Corp. (b)	3,596	90,945
Starbucks Corp.	7,853	314,827
Toyota Motor Corp. (b)	2,903	118,971
Viacom, Inc., Class B	7,579	366,975
Walt Disney Co. (The)	9,511	367,315
WPP PLC (b)	9,796	111,673

		4,742,310

Consumer Staples — 5.2%
Anheuser-Busch InBev NV (b)	1,956	112,986
Asahi Group Holdings, Ltd. (b)	5,404	114,559
CVS Caremark Corp.	4,215	153,215
Diageo PLC (b)	8,697	177,732
Diageo PLC - ADR (b)	4,622	375,491
Imperial Tobacco Group PLC (b)	3,546	123,221
Kao Corp. (b)	4,260	120,687
Mead Johnson Nutrition Co.	4,798	342,433
Nestle SA (b)	2,405	153,550
Rite Aid Corp. (a)	89,302	116,092
Tesco PLC (b)	17,231	108,454
Unilever NV (b)	3,408	110,916

		2,009,336

Energy — 7.1%
BP PLC (b)	17,436	131,939
Canadian Natural Resources, Ltd. (b)	3,669	147,824
Carrizo Oil & Gas, Inc. (a)	2,000	76,800
Chevron Corp.	1,159	120,559
CNOOC, Ltd. - ADR (b)	587	130,496
ENI SpA (b)	9,235	201,436
Exxon Mobil Corp.	2,034	162,293
Lukoil OAO - ADR (b)	2,140	143,701
Occidental Petroleum Corp.	5,252	515,641
Oil States International, Inc. (a)	3,655	294,959
Peabody Energy Corp.	2,518	144,709
Petroleo Brasileiro SA - ADR (b)	3,595	122,122
Royal Dutch Shell PLC, Class A (b)	5,491	201,399

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 69.8% (continued)
Energy — 7.1% (continued)
Sasol, Ltd. - ADR (b)	2,700	135,405
Suncor Energy, Inc. (b)	2,830	108,467
Total SA (b)	2,329	126,433

		2,764,183

Financials — 10.3%
Affiliated Managers Group, Inc. (a)	1,774	185,081
Aflac, Inc.	1,600	73,696
Allianz SE (b)	1,089	142,490
American Capital, Ltd. (a)	23,968	231,771
Aviva PLC (b)	17,037	111,526
AXA SA (b)	6,389	120,355
Banco Bilbao Vizcaya Argentaria SA (b)	9,912	104,669
Barclays PLC (b)	43,847	160,498
China Life Insurance Co., Ltd. - ADR (b)	1,740	87,070
Credit Suisse Group AG (a) (b)	4,819	174,257
DBS Group Holdings, Ltd. (b)	9,990	128,847
Hartford Financial Services Group, Inc.	5,773	135,204
HSBC Holdings PLC (b)	20,659	201,598
ICICI Bank, Ltd. - ADR (b)	2,364	110,091
ING Groep NV (a) (b)	11,590	125,236
JPMorgan Chase & Co.	3,303	133,606
Manulife Financial Corp. (b)	6,300	100,093
MBIA, Inc. (a)	12,179	112,047
MetLife, Inc.	4,412	181,819
MGIC Investment Corp. (a)	15,657	62,315
Mitsubishi UFJ Financial Group, Inc. (b)	20,797	105,896
Mitsui Fudosan Co., Ltd. (b)	6,202	118,344
Prudential Financial, Inc.	4,615	270,808
Radian Group, Inc.	17,343	54,977
Societe Generale (b)	2,039	101,768
Sun Hung Kai Properties, Ltd. (b)	14,322	217,943
Toronto-Dominion Bank (The) (b)	1,721	137,777
U.S. Bancorp	6,780	176,687
Westpac Banking Corp. (b)	5,299	118,875

		3,985,344

Health Care — 5.1%
Bruker Corp. (a)	9,135	157,305
Cardinal Health, Inc.	4,761	208,341
Celgene Corp. (a)	2,221	131,705
Dendreon Corp. (a)	3,196	117,932
Dr Reddy's Laboratories, Ltd. - ADR (b)	2,845	101,453
Eisai Co., Ltd. (b)	2,900	117,906
Fresenius Medical Care AG & Co. KGaA (b)	1,877	144,105
Incyte Corp., Ltd. (a)	7,387	128,829
McKesson Corp.	2,874	233,139
Novartis AG (b)	1,827	112,584
Pharmasset, Inc. (a)	1,115	135,339
Sanofi (b)	1,778	138,701
Smith & Nephew PLC (b)	12,575	132,310

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 69.8% (continued)
Health Care — 5.1% (continued)
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,298	107,179

		1,966,828

Industrials — 7.5%
ABB, Ltd. (a) (b)	6,328	152,602
Atlas Copco AB B Shares (b)	4,253	89,841
Boeing Co. (The)	2,000	140,940
Brambles, Ltd. (b)	20,296	154,519
Cummins, Inc.	1,495	156,796
Dover Corp.	3,930	237,647
Eaton Corp.	3,125	149,844
Experian PLC (b)	10,554	139,023
General Dynamics Corp.	5,203	354,532
General Electric Co.	13,266	237,594
Kennametal, Inc.	3,633	143,249
Komatsu, Ltd. (b)	3,200	100,051
Mitsui & Co., Ltd. (b)	6,400	120,959
Polypore International, Inc. (a)	1,685	114,580
Siemens AG (b)	1,090	139,989
Sumitomo Electric Industries, Ltd. (b)	9,613	144,098
United Parcel Service, Inc., Class B	2,530	175,127
United Rentals, Inc. (a)	6,747	155,249

		2,906,640

Information Technology — 10.6%
Apple, Inc. (a)	482	188,211
Applied Materials, Inc.	10,650	131,208
Avnet, Inc. (a)	4,972	145,680
Canon, Inc. (b)	2,458	119,731
Cypress Semiconductor Corp. (a)	6,740	138,709
eBay, Inc. (a)	4,356	142,659
EMC Corp. (a)	6,466	168,633
Google, Inc., Class A (a)	272	164,204
Harris Corp.	3,913	156,011
Infosys, Ltd. - ADR (b)	1,930	120,085
Juniper Networks, Inc. (a)	4,630	108,296
Keyence Corp. (b)	480	135,736
Kyocera Corp. (b)	1,347	144,350
Microsoft Corp.	21,610	592,114
MKS Instruments, Inc.	6,314	157,534
Oracle Corp.	5,325	162,838
Power-One, Inc. (a)	11,265	81,221
Riverbed Technology, Inc. (a)	4,845	138,712
Rovi Corp. (a)	2,500	132,425
SanDisk Corp. (a)	3,457	147,026
SAP AG (b)	3,127	196,106
SunPower Corp., Class A (a)	7,405	145,360
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	9,090	112,352
Telefonaktiebolaget LM Ericsson B Shares (b)	7,958	100,307
Xerox Corp.	31,508	293,970

		4,123,478

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 69.8% (continued)
Materials — 7.7%
Allegheny Technologies, Inc.	2,633	153,214
APERAM - ADR (b)	184	5,102
ArcelorMittal - ADR (b)	3,680	114,632
Barrick Gold Corp. (b)	9,932	472,826
BASF SE (b)	1,535	139,441
BHP Billiton, Ltd. (b)	2,585	117,628
Cemex SAB de CV - ADR (a) (b)	11,648	82,002
Cliffs Natural Resources, Inc.	3,450	309,879
Coeur d'Alene Mines Corp. (a)	1	27
CRH PLC (b)	4,699	92,165
Dow Chemical Co. (The)	6,450	224,912
Freeport-McMoRan Copper & Gold, Inc.	3,190	168,942
Materion Corp. (a)	3,032	115,580
Molycorp, Inc. (a)	3,467	220,605
Rio Tinto PLC (b)	1,946	137,353
Shin-Etsu Chemical Co., Ltd. (b)	2,215	119,835
Syngenta AG (a) (b)	604	194,158
Teck Resources, Ltd., Class B (b)	3,992	197,365
Vale SA - ADR (b)	3,692	119,768

		2,985,434

Telecommunication Services — 3.2%
China Unicom Hong Kong, Ltd. - ADR (b)	8,260	165,365
Chunghwa Telecom Co., Ltd. - ADR (b)	4,240	147,382
KDDI Corp. (b)	21	156,030
Koninklijke KPN NV (b)	10,700	152,919
NII Holdings, Inc. (a)	4,193	177,574
SK Telecom Co., Ltd. - ADR (b)	6,541	104,133
Telefonica SA (b)	4,658	104,078
Vodafone Group PLC (b)	77,585	219,044

		1,226,525

Utilities — 0.9%
AES Corp. (The) (a)	11,238	138,340
CLP Holdings, Ltd. (b)	13,662	126,212
Korea Electric Power Corp. - ADR (a) (b)	8,990	108,599

		373,151

Total Common Stocks (Cost $24,518,626)		27,083,229

	Principal ($)
U.S. Treasury Obligations — 14.6%
U.S. Treasury Bond — 1.7%
8.00%, 11/15/21	452,000	660,909

U.S. Treasury Notes — 12.9%
0.63%, 6/30/12	603,000	605,000
1.38%, 10/15/12	784,000	794,444
3.13%, 8/31/13	905,000	956,542
2.25%, 5/31/14	709,000	743,619
2.50%, 4/30/15	603,000	640,405
2.75%, 11/30/16	573,000	609,976

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2011 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 14.6% (continued)
U.S. Treasury Notes — 12.9% (continued)
3.50%, 2/15/18	588,000	645,789

		4,995,775

Total U.S. Treasury Obligations (Cost $5,569,494)		5,656,684

	Shares
Short-Term Investments — 15.5%
Money Market Funds — 15.5%
Dreyfus Cash Management, 0.03% (c)	1,091,494	1,091,494
Dreyfus Cash Management Plus, 0.01% (c)	1,091,495	1,091,495
Federated Government Obligations Fund, 0.01% (c)	3,835,127	3,835,127

Total Short-Term Investments (Cost $6,018,116)		6,018,116

Total Investments (Cost $36,106,236(d)) — 99.9%		$38,758,029

Other assets in excess of liabilities — 0.1%		24,019

NET ASSETS — 100.0%		$38,782,048

(a) Non-income producing security.
(b) Foreign security incorporated outside the United States.
(c) Represents the 7 day yield at 7/31/11.
(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$27,083,229	$-	$-	$27,083,229
U.S. Treasury Obligations	-	5,656,684	-	5,656,684
Short-Term Investments	6,018,116	-	-	6,018,116
Total Investments	$33,101,345	$5,656,684	$-	$38,758,029

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	July 31, 2011 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 78.8%
iShares MSCI EAFE Index Fund	28,300	1,659,795
iShares S&P 500 Index Fund	20,154	2,610,950

Total Investment Companies (Cost $4,115,964)		4,270,745

	Principal ($)
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bond — 0.4%
8.00%, 11/15/21	13,000	19,008

U.S. Treasury Notes — 2.7%
0.63%, 6/30/12	24,000	24,080
1.38%, 10/15/12	22,000	22,293
3.13%, 8/31/13	25,000	26,424
2.25%, 5/31/14	20,000	20,977
2.50%, 4/30/15	17,000	18,055
2.75%, 11/30/16	16,000	17,032
3.50%, 2/15/18	16,000	17,572

		146,433

Total U.S. Treasury Obligations (Cost $163,448)		165,441

	Shares
Short-Term Investment — 19.5%
Money Market Fund — 19.5%
Federated Government Obligations Fund, 0.01% (a)	1,057,259	1,057,259

Total Short-Term Investments (Cost $1,057,259)		1,057,259

Total Investments (Cost $5,336,671(b)) — 101.4%		$5,493,445

Liabilities in excess of other assets — (1.4)%		(75,584)

NET ASSETS — 100.0%		$5,417,861

(a) Represents the 7 day yield at 7/31/11.
(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$4,270,745	$-	$-	$4,270,745
U.S. Treasury Obligations	-	165,441	-	165,441
Short-Term Investments	1,057,259	-	-	1,057,259
Total Investments	$5,328,004	$165,441	$-	$5,493,445

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	July 31, 2011 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers fifteen (16) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the sixteen series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announces after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC 820, “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund and Absolute Return Bull Bear Bond Fund may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2011 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Short-Term Bond Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Absolute Return Bull Bear Bond Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2011 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations
Stock Fund	$134,663,350	$24,834,384	$(3,898,876)	$-	$20,935,508
International Alpha Strategies Fund	50,460,026	3,828,011	(1,113,104)	35,562	2,750,469
Small Cap Growth Fund	3,411,483	188,295	(368,544)	-	(180,249)
Large Cap Growth Fund	5,265,018	263,773	(229,423)	-	34,350
Kansas Tax-Exempt Bond Fund	274,234,832	9,235,351	(1,165,605)	-	8,069,746
Short-Term Bond Fund	105,978,641	869,349	(1,494,835)	-	(625,486)
Core Plus Fund	70,676,947	1,787,665	(88,294)	-	1,699,371
U.S. Inflation-Indexed Fund	230,587,306	8,508,139	(376,348)	-	8,131,791
Active Interest Rate Management Fund	3,768,964	-	-	-	-
Fusion Fund	5,803,750	192,167	(154,403)	-	37,764
Absolute Return Bull Bear Bond Fund	54,992,043	-	(1,154,444)	-	(1,154,444)
NestEgg Fund	16,758,108	740,778	(104,852)	696	636,622
NestEgg 2020 Fund	38,019,704	2,227,073	(425,089)	1,674	1,803,658
NestEgg 2030 Fund	31,520,877	2,349,635	(539,624)	2,368	1,812,379
NestEgg 2040 Fund	36,153,219	3,442,263	(837,453)	3,380	2,608,190
NestEgg 2050 Fund	5,336,741	208,281	(51,577)	-	156,704

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2011

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: September 26, 2011